Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	SGOC
Entity Registrant Name	SGOCO Group, Ltd.
Entity Central Index Key	0001412095
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	17,465,356

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash	$ 11,548	$ 535
Accounts receivable, net	59,355	19,680
Other receivables and prepayments	169	757
Consideration receivable from Sale of Honesty Group		57,478
Inventories	5,725	1,864
Advances to suppliers	28,511	4,609
Other current assets	78	60
Total current assets	105,386	84,983
PLANT AND EQUIPMENT, NET	261	218
Total assets	105,647	85,201
CURRENT LIABILITIES
Short-term loan	6,230
Accounts payable, trade	12,038	4,609
Accrued liabilities	156	353
Short-term loan - shareholder	209	209
Other payables	379	344
Customer deposits	1,155	153
Taxes payable	7,147	5,552
Total current liabilities	27,314	11,220
OTHER LIABILITIES
Warrant derivative liability	18	93
Total liabilities	27,332	11,313
Commitments and contingencies
SHAREHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 shares authorized, nil issued and outstanding as of December 31, 2012 and December 31, 2011
Common stock, $0.001 par value, 50,000,000 shares authorized, 17,465,356 and 17,258,356 shares issued and outstanding as of December 31, 2012 and 2011, respectively	17	17
Paid-in-capital	24,828	24,555
Statutory reserves	401	54
Retained earnings	53,044	49,178
Accumulated other comprehensive income	25	84
Total shareholders' equity	78,315	73,888
Total liabilities and shareholders' equity	$ 105,647	$ 85,201

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	17,465,356	17,258,356
Common stock, shares outstanding	17,465,356	17,258,356

CONSOLIDATED STATEMENTS OF INCOME AND OTHER COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Revenues	$ 166,701	$ 313,136	$ 204,683
Revenues - related parties			12,618
Total revenues	166,701	313,136	217,301
COST OF GOODS SOLD:
Cost of goods sold	154,221	279,399	174,316
Cost of goods sold - related parties			10,286
Total cost of goods sold	154,221	279,399	184,602
GROSS PROFIT	12,480	33,737	32,699
OPERATING EXPENSES:
Selling expenses	670	1,706	700
General and administrative expenses	5,322	5,779	6,443
Total operating expenses	5,992	7,485	7,143
INCOME FROM OPERATIONS	6,488	26,252	25,556
OTHER INCOME (EXPENSES):
Interest income	8	288	90
Interest expense	(61)	(2,074)	(1,021)
Other income (expense), net	(130)	(248)	(892)
Change in fair value of warrant derivative liability	75	925	(287)
Gain from disposal of subsidiaries		127
Total other expenses, net	(108)	(982)	(2,110)
INCOME BEFORE PROVISION FOR INCOME TAXES	6,380	25,270	23,446
PROVISION FOR INCOME TAXES	2,167	8,651	3,514
NET INCOME	4,213	16,619	19,932
OTHER COMPREHENSIVE INCOME (LOSS):
Foreign currency translation adjustment	(59)	84	1,772
Realization of foreign currency translation gain relating to disposal of subsidiaries		(3,815)
COMPREHENSIVE INCOME	$ 4,154	$ 12,888	$ 21,704
EARNINGS PER SHARE:
Basic	$ 0.25	$ 1.03	$ 2.13
Diluted	$ 0.25	$ 1.02	$ 1.86
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Basic	17,059,575	16,086,598	9,354,186
Diluted	17,059,575	16,288,242	10,705,957

CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Paid-in Capital [Member]	Retained Earnings Statutory Reserves [Member]	Retained Earnings Unrestricted [Member]	Accumulated Other Comprehensive Income [Member]
BEGINNING BALANCE at Dec. 31, 2009	$ 32,002	$ 14	$ 17,264	$ 1,287	$ 11,394	$ 2,043
BEGINNING BALANCE (in shares) at Dec. 31, 2009		14,300,000
Shares issued for recapitalization	4,503	1	4,502
Shares issued for recapitlization (in shares)		1,027,933
Shares placed in escrow	1	1
Shares placed in escrow (in shares)		766,823
Shareholder contribution	367		367
Shares issued for secondary offering	5,294	1	5,293
Shares issued for secondary offering (in shares)		1,333,333
Reclassification of warrants to derivative liabilities	(1,244)		(1,244)
Reclassification of put options to derivative liabilities (Note 13)	(2,000)		(2,000)
Net income	19,932				19,932
Appropriations to statutory reserves				2,274	(2,274)
Realization of foreign currency translation gain relating to disposal of subsidiaries
Foreign currency translation adjustment	1,772					1,772
ENDING BALANCE at Dec. 31, 2010	60,627	17	24,182	3,561	29,052	3,815
ENDING BALANCE (in shares) at Dec. 31, 2010		17,428,089
Shares issued for exercise of over allotment related to secondary offering	373		373
Shares issued for exercise of over allotment related to secondary offering (in shares)		80,267
Shares repurchased and cancelled pursuant to the Put Option (Note 13)
Shares repurchased and cancelled pursuant to the Put Option (Note 13) (in shares)		(250,000)
Net income	16,619				16,619
Appropriations to statutory reserves				2,131	(2,131)
Realization of foreign currency translation gain relating to disposal of subsidiaries	(3,815)					(3,815)
Reclassification of statutory reserves upon disposal of subsidiaries				(5,638)	5,638
Foreign currency translation adjustment	84					84
ENDING BALANCE at Dec. 31, 2011	73,888	17	24,555	54	49,178	84
ENDING BALANCE (in shares) at Dec. 31, 2011		17,258,356
Shares issued for equity compensation plan	273		273
Shares issued for equity compensation plan (in shares)		207,000
Net income	4,213				4,213
Appropriations to statutory reserves				347	(347)
Realization of foreign currency translation gain relating to disposal of subsidiaries
Foreign currency translation adjustment	(59)					(59)
ENDING BALANCE at Dec. 31, 2012	$ 78,315	$ 17	$ 24,828	$ 401	$ 53,044	$ 25
ENDING BALANCE (in shares) at Dec. 31, 2012		17,465,356

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,213	$ 16,619	$ 19,932
Adjustments to reconcile net income to cash provided by (used in) operating activities:
Depreciation	69	1,369	1,506
Amortization		91	105
Bad debt provision		191	1,947
Change in fair value of warrant derivative liability	(75)	(925)	287
Share-based compensation expenses	273
Gain from disposal of subsidiaries		(127)
Change in operating assets
Accounts receivable, trade	(39,496)	(19,428)	(37,510)
Accounts receivable - related parties		50	(48)
Other receivables and prepayments	587	(7,988)	(262)
Inventories	34,557	1,160	(12,814)
Advances to suppliers	(23,797)	(101,731)	(10,681)
Advances to suppliers-related party			9,027
Other current assets	(16)	(12)	259
Change in operating liabilities
Accounts payable, trade	7,390	31,772	27,638
Accrued liabilities	(198)	390	(130)
Other payables	34	9,789	(1,542)
Other payables - related parties			(235)
Customer deposits	997	5,544	2,735
Customer deposits - related parties			(338)
Taxes Payable	1,575	5,008	1,604
Net cash (used in) provided by operating activities	(13,887)	(58,228)	1,480
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from disposal of subsidiaries, net of cash disposed of $3,430	18,734	(2,226)
Purchase of equipment and construction-in-progress	(106)	(1,021)	(3,564)
Purchase of intangible assets		(2)	(6)
Proceeds from the disposal of plant and equipment and intangible assets		2
Cash received from legal acquirer			6
Net cash provided by (used in) investing activities	18,628	(3,247)	(3,564)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in restricted cash		(19,413)	(731)
Proceeds from bank overdrafts		7,304	10,350
Payments on bank overdrafts		(7,539)	(9,618)
Notes payable		40,899	6,824
Proceeds from government			1,163
Proceeds from short-term loan	6,230	102,258	30,512
Payment on short-term loan		(81,516)	(32,056)
Shareholder contribution			367
Proceeds from shareholder loan			2,545
Payments on shareholder loan		(2,336)
Proceeds from recapitalization			5,388
Payments of recapitalization cost			(666)
Repayments on shareholder promissory notes			(100)
Proceeds from shares issuance			5,595
Payments of financing costs			(300)
Payments on repurchase of shares pursuant to Put Option		(2,000)
Payments on repurchase of warrants		(512)
Shares issued for exercise of over allotment related to secondary offering		373
Net cash provided by (used in) financing activities	6,230	37,518	19,273
EFFECT OF EXCHANGE RATE ON CASH	42	998	497
INCREASE (DECREASE) IN CASH	11,013	(22,959)	17,686
CASH, beginning of year	535	23,494	5,808
CASH, end of year	11,548	535	23,494
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	61	2,074	1,021
Cash paid for income taxes	575	4,051	1,986
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Settlement of consideration receivable - received in finished goods	38,397	8,925
Settlement of consideration receivable offset against
- Purchase deposits to Honesty Group		(1,772)
- Payable to Honesty Group		10,156
Settlement of consideration receivable		$ 57,478

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CASH FLOWS [ABSTRACT]
Proceeds from disposal of subsidiaries, cash disposed	$ 3,440

Organization and description of business	12 Months Ended
Dec. 31, 2012
Organization and description of business [Abstract]
Organization and description of business

Note 1 - Organization and description of business

SGOCO Group, Ltd., formerly known as Hambrecht Asia Acquisition Corp. (the "Company" or "we", "our" or "us") was incorporated under Cayman Islands' law on July 18, 2007. The Company was formed as a blank check company for the purpose of acquiring one or more operating businesses in the PRC through a merger, stock exchange, asset acquisition or similar business combination or control through contractual arrangements.

The Company completed its initial public offering ("IPO") of units consisting of one ordinary share and one warrant to purchase one ordinary share in March 12, 2008. On March 12, 2010, the Company completed a share-exchange transaction with Honesty Group Holdings Limited ("Honesty Group") and its shareholders, and Honesty Group became a wholly-owned subsidiary of the Company (the "Acquisition"). On the closing date, the Company issued 14,300,000 of its ordinary shares to Honesty Group in exchange for 100% of the capital stock of Honesty Group. Prior to the share-exchange transaction, the Company had 5,299,126 ordinary shares issued and outstanding. After the share-exchange transaction, the Company had 16,094,756 ordinary shares issued and outstanding.

The share-exchange transaction was accounted for as reorganization and recapitalization of Honesty Group. As a result, the consolidated financial statements of the Company (the legal acquirer) were, in substance, those of Honesty Group (the accounting acquirer), with the assets and liabilities, and revenues and expenses, of the Company being included effective from the date of the share-exchange transaction. There was no gain or loss recognized based on the transaction. The historical financial statements for periods prior to March 12, 2010 are those of Honesty Group, except that the equity section and earnings per share have been retroactively restated to reflect the reorganization and recapitalization.

Honesty Group is a limited liability company registered in Hong Kong on September 13, 2005. It directly owns 100% of Guanke (Fujian) Electron Technological Industry Co., Ltd. ("Guanke"), Guanwei (Fujian) Electron Technological Co., Ltd. ("Guanwei"), and Guancheng (Fujian) Electron Technological Industry Co., Ltd. ("Guancheng"). Guanke, Guanwei and Guancheng are limited liability companies established in Jinjiang City, Fujian Province under the corporate laws of the PRC, which were primary engaged in manufacturing LCD consumer products including LCD PC monitors, LCD TVs, LED back-light modules and application-specific LCD systems. Prior to the Sale of Honesty Group in November 2011, Guanke was the main operating entity of the Company and manufactured the LCD products for the Company's distribution.

SGOCO International (HK) Limited, a limited liability company registered in Hong Kong, or "SGOCO International," is a wholly owned subsidiary of SGOCO.

On February 22, 2011, SGO Corporation ("SGO") was established in Delaware USA. On March 14, 2011, SGOCO International purchased 100% of the outstanding shares of common stock of SGO. SGO was founded for the purpose of marketing, sales and distribution of SGOCO's high quality LCD/LED products in America. SGO commenced sales in June 2012.

On July 28, 2011, SGOCO (Fujian) Electronic Co., Ltd. ("SGOCO (Fujian)"), a limited liability company under the laws of the PRC was established by SGOCO International for the purpose of conducting LCD/LED monitor and TV product-related design, brand development and distribution.

On November 15, 2011, the Company entered into a Sale and Purchase Agreement ("SPA") to sell its 100% ownership interest in Honesty Group to Apex for $76,000 in total consideration. Prior to the transaction, Honesty Group transferred contracts and assets essential to the Company's product research and development, branding and distribution to SGOCO International, a wholly-owned subsidiary of the Company established in July 2011, and its PRC operating subsidiary, SGOCO (Fujian). Through these transactions, the Company aims to transition SGOCO from a heavy-asset business model to a "light-asset" business model with greater flexibility and scalability.

Following the Sale of Honesty Group, the Company has outsourced its manufacturing operations to Honesty Group and other suppliers. The decision to outsource will not eliminate the related operations and cash flows from the ongoing operations of the Company. The Company ceased consolidating the financial statements of Honesty Group. Honesty Group is now a third-party supplier to the Company and the Company does not have any significant benefits or liability from the operating results of Honesty Group except the normal risk with any major vendor. Management has performed an analysis and concluded Honesty Group is not a VIE as of the reporting date.

Pursuant to the Sale and Purchase Agreement, Apex assumed the Company's obligations to pay up the remaining capital of $8,750 in Guanwei and to pay the remaining balance of approximately $14,000 of the commitment to the Fujian Jinjiang government to invest in the Guanke Technology Park. There can be no assurances that Chinese governmental authorities will not assert an obligation of SGOCO to pay the unpaid capital into Guanwei or the remaining investment in Guanke Technology Park, if Apex fails to do so.

In addition, the SPA required that for three years from the date of sale, Honesty Group must continue to provide SGOCO with products and services in the same or substantially similar manner as it did immediately prior to the completion of the transaction unless otherwise directed by SGOCO. The SPA also provided SGOCO with a right of first refusal for a period of five years from the date of sale to purchase from Apex any material rights or interests in Honesty Group's shares or assets before Apex offered to transfer such rights or interests to a third party.

Pursuant to the Sale and Purchase Agreement, the $76,000 in total consideration was to be paid in installments over a period of five months. As of May 31, 2012, the company received the full amount of the consideration, of which:

-	cash of $1,213 was received before December 31, 2011;
-	cash of $18,734 was received after December 31, 2011;
-	purchase deposits paid to Honesty Group of $1,772 and payables to Honesty Group of $10,156 at the time of disposal were offset;
-	goods of $8,925 were received before December 31, 2011; and
-	goods of $38,397 were received after December 31, 2011.

The accounting gain from the disposal of Honesty Group was $127 based on the disposal date of November 30, 2011 when management deemed SGOCO lost operating control over Honesty Group and its subsidiaries.

Following the Sale of Honesty Group, Honesty Group remained a major manufacturer of the Company's products.

On December 26, 2011, SGOCO International established a wholly owned subsidiary, Beijing SGOCO Image Technology Co. Ltd. ("Beijing SGOCO"), a limited liability company under the laws of the PRC for the purpose of conducting LCD/LED monitor, TV product-related and application-specific product design, brand development and distribution.

The Company has relocated its corporate headquarters from Jinjiang City, Fujian Province to Beijing, China and focused on building out its institutional sales and distribution network with particular emphasis on the high-margin application-specific products.

The Company is focused on designing innovative products and developing its own-brands for sale in the Chinese flat-panel display market. Its main products are LCD/LED monitors, TVs and other application-specific products. The Company intends to offer high quality LCD/LED products under brands that it controls and licenses such as "SGOCO", "No. 10," "POVIZON," "TCL," and "Founder" to consumers residing in China's Tier 3 and Tier 4 cities. The company is also distributing the LCD/LED products to the international markets. During the years ended 31 December, 2012, 2011 and 2010, the company derived net revenue of $3,588, nil and nil from sales of TCL brand products. No sales were earned from "Founder" brand products during the 3 years ended December 31, 2012.

On April 1, 2012, we contracted with TCL Business System Technology (Huizhou) Co. Ltd. to be the exclusive distributor in China for TCL brand display products. This agreement effectively replaces the June 2010 agreement signed with TCL Business System Technology (Huizhou) Co. Ltd. The agreement will expire on April 1, 2015. TCL may terminate the contract if the Company fails to meet the sales targets as stated in the agreement. Brand licensing fees are to be paid to TCL based on sales. The Company was unable to meet the sales target for 2012 but TCL continued with the agreement.

On January 1, 2012, a sales and branding licensing agreement was signed between SGOCO (Fujian) and Shanghai Beida Founder Technology Computer Systems Co. Ltd. Shenzhen Branch. This agreement provided SGOCO the exclusive sales and distribution rights for Founder brand televisions in China for one year. There is no minimum sales target and the licensing fees will be paid to Founder based on sales. The Company did not generate any sales under this agreement in 2012. The agreement expired by year end of 2012. SGOCO uses its own trademark "SGOCO" for its televisions in China since then.

Accounting policies	12 Months Ended
Dec. 31, 2012
Accounting policies [Abstract]
Accounting policies

Note 2 - Accounting policies

Basis of presentation and principle of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"), and include the financial statements of the Company and all its majority-owned subsidiaries that require consolidation. All material intercompany transactions and balances have been eliminated in the consolidation. The following entities were consolidated as of December 31, 2012:

	Place incorporated	Ownership percentage
SGOCO	Cayman Island	Parent Company
SGOCO International	Hong Kong	100%
SGOCO (Fujian)	Jinjiang City, China	100%
Beijing SGOCO	Beijing, China	100%
SGO	Delaware, USA	100%

Use of estimates

Preparing consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The more significant areas requiring using management's estimates and assumptions relate to the collectability of its receivables and the fair value and accounting treatment of certain financial instruments. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Accordingly, actual results may differ significantly from these estimates. In addition, different assumptions or circumstances could reasonably be expected to yield different results.

Cash and cash equivalents

For purposes of the cash flow statements, the Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. Cash includes cash on hand and demand deposits in accounts maintained with financial institutions or state owned banks within the PRC, Hong Kong and the U.S.

Accounts receivable, trade and other receivables

Receivables include trade accounts due from customers and other receivables such as cash advances to employees, related parties and third parties. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentration, customer credit worthiness, current economic trends and changes in customer payment patterns to determine if the allowance for doubtful accounts is adequate. An estimate for doubtful accounts is made when collection of the full amount is no longer probable. Delinquent account balances are written-off after management has determined that the likelihood of collection is not probable and known bad debts are written off against the allowance for doubtful accounts when identified. As of March 31, 2013, 77% accounts receivable aged over 90 days from December 31, 2012 had been collected. Management believes that the remaining accounts receivable are collectable. As of December 31, 2012 and 2011, there was no allowance for uncollectible accounts receivable.

Certain of the Company's accounts receivable are sold with recourse to banks in Hong Kong. The sales of these receivables have been accounted for as short-term loans, as the Company has not met the criteria for sale treatment in accordance with Accounting Standards Codification (ASC) 860-30, Transfers and Servicing - Secured Borrowing and Collateral. The principal amount of the accounts receivable sold with recourse is included in both accounts receivable, net and short-term loan until the underlying obligations are ultimately satisfied through payment by the customers to the banks. As of December 31, 2012 and 2011, the principal amount of such factored receivable included in accounts receivable, net and short-term loan in the accompanying consolidated balance sheets totaled $6.2 million and nil, respectively.

Inventories

Inventory is composed of raw materials, mainly parts for assembly of LCD /LED products and finished goods. Inventory is valued at the lower of cost or market value using the weighted average method. Management reviews inventories for obsolescence and compares the cost of inventory with the market value at least once a year. An allowance is made for writing down the inventory to its market value, if it is lower than cost.

Plant and equipment

Plant and equipment is stated at cost less accumulated depreciation and accumulated impairment losses, if any. Expenditures for maintenance and repairs are charged to earnings as incurred. Major additions are capitalized. When assets are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations. Depreciation of plant and equipment is provided using the straight-line method for substantially all assets with estimated lives as follows:

Estimated Useful Life
Leasehold improvements	Over the lease term
Machinery equipment	5-10 years
Vehicles and office equipment	5 years

Government grants

The Company was entitled to receive grants from the PRC municipal government due to its operation in the high and new technology business sector before disposal of Honesty Group. For the years ended December 31, 2012, 2011 and 2010, the Company received grants of nil, $973, and $1,193, respectively, from the PRC municipal government. Grants received from the PRC municipal government in 2010 could be used for enterprise development and technology innovation purposes. The government grants received during the 2010 were recognized in the accompanying consolidated balance sheets as a reduction of cost of the assets acquired and buildings constructed. The grants that the Company received in 2011 did not have specific requirement of usage or other condition, and they were recorded as other income upon receipt.

Impairment of long-lived assets

The Company evaluates long lived assets, including equipment, for impairment at least once per year and whenever events or changes in circumstances indicate that the carrying value may not be recoverable from its estimated future cash flows. Recoverability of intangible assets and other long-lived assets is measured by comparing their net book value to the related projected undiscounted cash flows from these assets, considering a number of factors including past operating results, budgets, economic projections, market trends and product development cycles. If the net book value of the asset exceeds the related undiscounted cash flows, the asset is considered impaired and an impairment loss equal to an amount by which the carrying value exceeds the fair value of the asset is recognized. As of December 31, 2012 and 2011, management believes there was no impairment of long-lived assets.

Derivative liability

Derivative liabilities, which include public and private warrants, a put option and underwriter options, are recorded on the consolidated balance sheet as a liability at their fair value. The Company accounts for derivative liabilities in accordance with an accounting standard regarding "Instruments that are Indexed to an Entity's Own Stock". This accounting standard specifies that a contract that would otherwise meet the definition of a derivative but is both (a) indexed to the Company's own stock and (b) classified in stockholders' equity in the statement of financial position would not be considered a derivative financial instrument. It provides a new two-step model to be applied in determining whether a financial instrument or an embedded feature is indexed to an issuer's own stock and thus able to qualify for the scope exception within the standards.

Prior to the Acquisition, warrants issued were treated as equity. As a result of the Acquisition, the derivative was no longer provided equity treatment because the strike price of the warrants is denominated in U.S. Dollars, a currency other than the Company's functional currency which is the Chinese Renminbi ("RMB"). Therefore, warrants are not considered indexed to the Company's own stock, and as such, all future changes in the fair value of these warrants will be recognized currently in earnings until such time as the warrants are exercised or expire. The Company reclassified the fair value of these warrants, which have the dual-indexed feature, from equity to liability.

The Company accounts for the put option agreement in accordance with the accounting standards regarding certain financial instruments with characteristics of both liabilities and equity. The put option agreement obligated the Company to purchase such shares. As the result, the Company treated the put option as a liability.

Fair value of financial instruments

The Company's financial instruments primarily consist of cash and cash equivalents, accounts receivable and payable, other receivables and payables, advance to Honesty Group, advances to suppliers, short-term loans, and customer deposits.

As of the balance sheet dates, the estimated fair value of these financial instruments were not materially different from their carrying values as presented due to the short maturities of these instruments and that the interest rates on the borrowings approximate those that would have been available for loans for similar remaining maturity and risk profile at the respective reporting periods.

The accounting standards regarding fair value of financial instruments and related fair value measurements define financial instruments and require fair value disclosures of those financial instruments. The fair value measurement accounting standard defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The carrying amounts reported in the balance sheets for current assets and current liabilities qualifying as financial instruments are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels are defined as follows:

• Level 1	inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
• Level 2	inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
• Level 3	inputs to the valuation methodology are unobservable and significant to the fair value.

The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis:

	Carrying Value at December 31, 2012	Fair Value Measurement at December 31, 2012
		Level 1	Level 2	Level 3
Warrant derivative liability	$18	$12	$6	$-

	Carrying Value at December 31, 2011	Fair Value Measurement at December 31, 2011
		Level 1	Level 2	Level 3
Warrant derivative liability	$93	$63	$30	$-

A discussion of the valuation techniques used to measure fair value for the liabilities listed above and activity for these liabilities for the year ended December 31, 2012, is provided in Note 11.

As of December 31, 2012 and 2011, there was no asset or liability measured at fair value on a non-recurring basis.

Comprehensive income

U.S. GAAP generally requires that recognized revenue, expenses, gains and losses be included in net income or loss. Although certain changes in assets and liabilities are reported as separate components of the equity section of the consolidated balance sheet, such items, along with net income, are components of comprehensive income or loss. The components of other comprehensive income or loss consist of foreign currency translation adjustments net of realization of foreign currency translation gain relating to disposal of subsidiaries.

Revenue recognition

The Company's revenue recognition policies are consistent with the accounting standards. Sales revenue is recognized at the date of shipment to customers when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, no other significant obligations of the Company exist and collectability is reasonably assured. For products that are required to be examined by customers, sales revenue is recognized after the customer examination is completed. Payments received before all of the relevant criteria for revenue recognition are met are recorded as customer deposits. Generally, our outsourced manufacturers are obligated to provide at least one-year repair or replacement obligation. Management did not estimate future warranty liabilities as historical warranty expenses were minimal.

Sales revenue is recognized net of value-added taxes, sales discounts and returns. There were no sales returns during the years ended December 31, 2012, 2011 and 2010.

Income taxes

The Company accounts for income taxes in accordance with the accounting standard issued by the Financial Accounting Standard Board ("FASB") for income taxes. Under the asset and liability method as required by this accounting standard, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The charge for taxation is based on the results for the reporting period as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date. The effect on deferred income taxes of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recognized if it is more likely than not that some portion, or all of, a deferred tax asset will not be realized. There was no deferred tax amount as of December 31, 2012 and 2011.

Under the accounting standard regarding accounting for uncertainty in income taxes, a tax position is recognized as a benefit only if it is "more likely than not" that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the "more likely than not" test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the year incurred. No material penalties or interest relating to income taxes have been incurred during the years ended December 31, 2012, 2011 and 2010. U.S. GAAP also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosures and transition.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or its withholding agent. The statute of limitations extends to five years under special circumstances, which are not clearly defined. In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

According to the Circular on the State Administration of Taxation on Strengthening the Management of EIT Collection of Proceeds from Equity Transfers by Non-Resident Enterprises (Guoshuihan [2009] No. 698) ("Circular 698"), a non-PRC Tax Resident Enterprise is subject to the PRC EIT on the taxable gain arising from a sale of transfer of any intermediate offshore company which directly or indirectly holds an interest, including any assets, subsidiaries, or other forms of business operations, in the PRC, or otherwise stipulated in an applicable tax treaty or arrangement. Circular 698 applies to all transactions conducted on or after January 1, 2008.

In addition to the above, after the EIT Law and its Implementing Rules were promulgated, the State Administration of Taxation released several regulations to stipulate more details for carrying out the EIT Law and its Implementing Rules. These regulations include:

1.	Notice of the State Administration of Taxation on the Issues Concerning the Administration of Enterprise Income Tax Deduction and Exemption (2008);

2.	Notice of the State Administration of Taxation on Intensifying the Withholding of Enterprise Income Tax on Non-resident Enterprises' Interest Income Sourcing from China (2008);

3.	Notice of the State Administration of Taxation on Several Issues Concerning the Recognition of Incomes Subject to the Enterprise Income Tax (2008);

4.	Opinion of the State Administration of Taxation on Strengthening the Administration of Enterprise Income Tax (2008);

5.	Notice of the Ministry of Finance and State Administration of Taxation on Several Preferential Policies regarding Enterprise Income Tax (2008);

6.	Interim Measures for the Administration of Collection of Enterprise Income Tax on the Basis of Consolidation of Trans-regional Business Operations (2008); and

7.	Several Issues Concerning the Enterprise Income Tax Treatment on Enterprise Reorganization (2009).

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the statements of income on a straight-line basis over the lease periods.

Advertising costs

The Company expenses the cost of advertising as incurred in selling products. The Company had no advertising costs incurred for the years ended December 31, 2012, 2011 and 2010.

Shipping and handling

Shipping and handling cost incurred to ship finished products to customers are included in selling expenses. Shipping and handling expenses for the years ended December 31, 2012, 2011 and 2010, amounted to $327, $392 and $334, respectively.

Research and development costs

Research and development costs are expensed as incurred and are included in general and administrative expenses. The costs of material and equipment that are acquired or constructed for research and development activities and have alternative future uses are classified as plant and equipment and depreciated over their estimated useful lives. Research and development costs for the years ended December 31, 2012, 2011 and 2010 amounted to $244, $319 and $118, respectively.

Earnings per share

The Company reports earnings per share in accordance with the provisions of FASB's related accounting standard. This standard requires presentation of basic and diluted earnings per share and disclosure of the methodology used in computing such earnings per share. Basic earnings per share exclude dilution and is computed by dividing income available to common stockholders by the weighted average common shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock. Dilution is computed by applying the treasury stock method. Under this method, option and warrants were assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period.

Share-based compensation

The Company accounts for equity instruments issued in exchange for the receipt of goods or services from directors and consultants in accordance with the accounting standards regarding accounting for stock-based compensation and accounting for equity instruments that are issued to other than employees for acquiring or in conjunction with selling goods or services. Costs are measured at the estimated fair market value of the consideration received or the estimated fair value of the equity instruments issued, whichever is more reliably determinable. The value of equity instruments issued for consideration other than employee services is determined on the earlier of a performance commitment or completion of performance by the provider of goods or services as defined by these accounting standards. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement if there is a term.

Equity instruments (i.e., the stock shares) were granted to employees on January 1, 2012 as one-time bonuses for the Company's successful up-listing on the Nasdaq Global Market. Costs are measured at the fair value of the equity instruments granted at or close to the grant date.

Foreign currency translation

The reporting currency of the Company is the U.S. Dollar. The functional currency of the Company and its PRC subsidiaries is the RMB. The functional currency of its Hong Kong subsidiary SGOCO International is the U.S. Dollar. Results of operations and cash flow are translated at average exchange rates during the period, and assets and liabilities are translated at the unified exchange rate as quoted by the People's Bank of China at the end of the period. Capital accounts are translated at their historical exchange rates when the capital transaction occurred. Translation adjustments resulting from this process are included in accumulated other comprehensive income. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

The balance sheet amounts with the exception of equity were translated at RMB6.29 and RMB6.30 to $1.00 at December 31, 2012 and 2011, respectively. The equity accounts were stated at their historical exchange rates. The average translation rates applied to the income and cash flow statement amounts for the years ended December 31, 2012, 2011 and 2010 were RMB6.31, RMB6.46 and RMB6.76 to $1.00, respectively.

Recent accounting pronouncements

In December 2011, the FASB issued an update regarding disclosures about offsetting assets and liabilities: The amendments in this update are intended to enhance disclosures required by U.S. GAAP by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with applicable accounting guidance, or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with applicable accounting guidance. This information is intended to enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this update. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The adoption of this update is not expected to have a significant effect on the Company's consolidated financial statements.

In February 2013, the FASB issued an update regarding comprehensive income. The objective of this update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this update seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account (for example, inventory) instead of directly to income or expense in the same reporting period. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The adoption of this update is not expected to have a significant effect on the Company's consolidated financial statements.

Business acquisition	12 Months Ended
Dec. 31, 2012
Business acquisition [Abstract]
Business acquisition

Note 3 - Business acquisition

On February 12, 2010, the Company entered into a Share Exchange Agreement (the "Share Exchange Agreement") with Honesty Group and its shareholders to acquire all of the outstanding capital stock of the Honesty Group ("Acquisition"). On March 12, 2010, the Company completed the Acquisition and resulted in the shareholders of Honesty Group obtaining a majority of the voting interest in the Company. U.S. GAAP require that Honesty Group, whose shareholders retain the majority voting interest in the combined business, be treated as the acquirer for accounting purposes. After the Share Exchange, the Company had 16,094,756 ordinary shares issued and outstanding, and Honesty Group's shareholders owned approximately 88.9% of the issued and outstanding shares. Although Honesty Group was deemed to be the acquiring company for accounting and financial reporting purposes, the legal status of the Company as the surviving corporation did not change. Since the Company did not have any assets with operating substance except cash and short-term investments prior to the transaction, the Acquisition was accounted for as reorganization and recapitalization of Honesty Group. As a result, the consolidated financial statements of the Company (the legal acquirer) is, in substance, those of Honesty Group (the accounting acquirer), with the assets and liabilities, and revenues and expenses, of the Company being included effective from the date of the share-exchange transaction.

The Acquisition transaction utilized the capital structure of the Company. The assets and liabilities of Honesty Group were recorded at historical cost. The outstanding stock of the Company prior to the share-exchange transaction was accounted at its net book value with no goodwill or other intangible being recognized as a result of the acquisition. There was no gain or loss recognized on the transaction. The historical financial statements for periods prior to March 12, 2010 are those of Honesty Group except that the equity section and earnings per share have been retroactively restated to reflect the reorganization and recapitalization.

Following the closing of the share-exchange transaction, the gross amount of $5.4 million in the trust fund, established by the Company in connection with its initial public offering, was distributed to Honesty Group. Acquisition-related costs incurred to affect the recapitalization were approximately $1.7 million, of which $1.0 million was accounted for as expense for the year ended December 31, 2010.

At the closing, the Company issued 14.3 million ordinary shares to Honesty Group's shareholders in exchange for 100% of the capital stock of Honesty Group. Of the 14.3 million ordinary shares, 5.8 million shares were placed in escrow subject to the Company's future performance and would be released as follows:

1.	5.0 million shares if Income from Existing Operations from the Company's existing operation for the fiscal year of 2010 exceeds $15 million excluding the cost incurred in connection with the Acquisition;

2.	0.8 million shares if Income from Existing Operations from the Company's existing operation for the fiscal year of 2011 exceeds $20 million excluding the cost incurred in connection with the Acquisition;

3.	5.8 million shares if the Company fails to meet the target for the fiscal year of 2010 but meets the target for the fiscal year of 2011; and

4.	If neither target is met, the 5.8 million shares will be delivered to the Company for cancellation and returned to the status of authorized but unissued shares.

Income from Existing Operations means the income from operations for Guanke derived from the financial information used to prepare the financial statements for the Company, provided, however, costs incurred by the Company connected with the Acquisition or the formation, capitalization or recapitalization of Hambrecht Asia Acquisition Corp. should not be treated an expense for any period in determining whether the target has been met.

Prior to the Share Exchange, the Sponsors (see Note 11) had 1,059,826 ordinary shares issued and outstanding, of which 124,738 shares were returned, 766,823 shares were placed in the escrow and will be released contingent on financial advisory and certain other services to be provided by the Sponsors, and 168,265 ordinary shares issued were outstanding.

Prior to the Share Exchange, public shareholders had 4,239,300 ordinary shares issued and outstanding, of which 2,147,493 shares were repurchased and retired for an aggregate price of $17,286 and 1,232,139 shares were redeemed for an aggregate price of $9,838. After the closing, public shareholders had 859,668 shares outstanding. Total shares outstanding were 1,027,933.

As of December 31, 2010, 5,000,000 shares owned by the former shareholders of Honesty Group were no longer subject to cancellation based on the satisfaction of the first Earn-Out Milestone. These shares were included in the diluted earnings per share computation starting October 1, 2010. Specifically, 340,810 shares owned by the Sponsors were no longer subject to cancellation based on services rendered.

As of December 31, 2011, an additional 800,000 shares owned by the former shareholders of Honesty Group were no longer subject to cancellation based on the satisfaction of the second Earn-Out Milestone. These shares were included in the diluted earnings per share computation starting October 1, 2011. Specifically, as of December 31, 2011, a further 20,517 shares owned by the Sponsors were no longer subject to cancellation based on services rendered.

There is no further change in the year ended December 31, 2012.

Real estate option agreement

As a condition to the Share Exchange Agreement, the Company entered into a real estate option agreement with the Company's CEO, Mr. Burnette Or, pursuant to which Mr. Or, or an entity led by him, has the option to purchase the land use rights and buildings at cost. After the Sale of Honesty Group in November 2011, the option was cancelled by Mr. Or.

Accounts receivable, trade	12 Months Ended
Dec. 31, 2012
Accounts receivable, trade [Abstract]
Accounts receivable, trade

Note 4 - Accounts receivable, trade

Accounts receivable as of December 31, 2012 and 2011 consisted of the following:

	2012	2011

Accounts receivable	$59,355	$19,680

During the years ended December 31, 2012, 2011 and 2010, the Company wrote off delinquent accounts receivable of nil, $191 and 1,947, respectively.

All of the Company's customers are located in the PRC and Hong Kong. The Company provides credit in the normal course of business. The Company performs ongoing credit evaluations of its customers and maintains allowances for doubtful accounts based on factors surrounding the credit risk of specific customers, historical trends, and other information.

Other receivables and prepayments	12 Months Ended
Dec. 31, 2012
Other receivables and prepayments [Abstract]
Other receivables and prepayments

Note 5 - Other receivables and prepayments

Other receivables and prepayments as of December 31, 2012 and 2011 consisted of the following:

	2012	2011

Value added tax and miscellaneous tax recoverable	$-	$551
Other prepayments	169	206
Other receivables and prepayments	$169	$757

Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories	Note 6 - Inventories Inventories consisted of the following as of December 31, 2012 and 2011:
	2012	2011

Finished goods	$5,725	$1,864

Advances to Honesty Group and suppliers	12 Months Ended
Dec. 31, 2012
Advances To Honesty Group And Suppliers [Abstract]
Advances to Honesty Group and suppliers

Note 7 - Advances to Honesty Group and suppliers

Advances to Honesty Group and suppliers as of December 31, 2012 and 2011 consisted of the following:

	2012	2011

Advances to Honesty Group	$9,408	$-
Advances to suppliers	19,103	4,609
Advances to Honesty Group and suppliers	$28,511	$4,609

The Company makes advances to Honesty Group and certain vendors for inventory purchases.

Plant and equipment, net	12 Months Ended
Dec. 31, 2012
Plant and equipment, net [Abstract]
Plant and equipment, net

Note 8 - Plant and equipment, net

Plant and equipment consisted of the following as of December 31, 2012 and 2011:

	2012	2011

Leasehold improvements	$29	$-
Machinery and equipment	436	434
Vehicles and office equipment	81	-
Total	546	434
Less: accumulated depreciation	(285)	(216)
Plant and equipment, net	$261	$218

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 amounted to $69, $1,369 and $1,506, respectively.

For the years ended December 31, 2012, 2011 and 2010, interest expense of approximately nil, $8 and $254, respectively, were capitalized into construction in progress.

Debt and credit facilities	12 Months Ended
Dec. 31, 2012
Debt and credit facilities [Abstract]
Debt and credit facilities

Note 9 - Debt and credit facilities

Total interest incurred amounted to $61, $2,082 and $1,275 for the years ended December 31, 2012, 2011 and 2010, respectively.

With the Sale of Honesty Group, short-term loans remained with Honesty Group and its subsidiaries; SGOCO had no short-term loans outstanding and credit facilities available as of December 31, 2012 and 2011 except for accounts receivables sold with recourse to banks in Hong Kong. The effective interest rates and the amounts outstanding under these lines of credit and agreements at December 31, 2012 are presented in the following table. Such amounts are included in short-term loan in the accompanying consolidated balance sheets.

Total short-term debt was as follows:

	Interest	December 31,	December 31,
	Rate(s)	2012	2011

Receivables financing facilities, due for repayment within 4 months	1.8%-2.2%	$6,230	$-
Total short-term loan		$6,230	$-

See Note 17 for disclosure related to shareholder loan.

Employee pension	12 Months Ended
Dec. 31, 2012
Employee pension [Abstract]
Employee pension

Note 10 - Employee pension

Regulations in the PRC require the Company to contribute to a defined contribution retirement plan for all permanent employees. The PRC government is responsible for the pension liability to these retired employees. The Company is required to make monthly contributions to the state retirement plan at 20% of the base requirement for all permanent employees. Different geographic locations have different base requirements. Total pension expense incurred by the Company was not significant for the years ended December 31, 2012, 2011 and 2010.

Warrant derivative liability	12 Months Ended
Dec. 31, 2012
Warrant derivative liability [Abstract]
Warrant derivative liability

Note 11 - Warrant derivative liability

Public Warrants

In March 2008, the Company, then a special purpose acquisition corporation ("SPAC"), completed its IPO, in which it sold 4,239,300 units (consisting of one ordinary share and one warrant) at $8.00 per unit. Those warrants ("Public Warrants") issued in the IPO are publicly traded. Of the 4,239,300 Public Warrants outstanding prior to the consummation of the Acquisition, holders of 2,673,273 Public Warrants elected to redeem the warrants for cash of $0.50 per warrant.

During the year of 2011, the Company bought back 967,177 public warrants through private negotiations for total consideration of $361 with an average price $0.37 per warrant. As a result, 598,850 Public Warrants were outstanding at December 31, 2011 and 2012.

Those warrants are excisable at $8.00 per share with an expiration date of March 7, 2014. In the event that the last sale price of an ordinary share exceeds $11.50 per share for any 20 trading days within a 30-trading day period, the Company has the option to redeem Public Warrants at a price of $0.01 per warrant. These warrants are publicly traded and were valued at the quoted market price of $0.02 per warrant as of December 31, 2012.

Sponsors Warrants

In March 2008, the Company was also engaged in a private offering of 1,550,000 warrants of the Company to the original shareholders of the SPAC ("Sponsors"). Prior to consummating the Share Exchange, those Sponsors agreed to return 1,300,000 of their Sponsor Warrants to purchase ordinary shares. The remaining Sponsor Warrants to purchase 250,000 ordinary shares were transferred without consideration to an unaffiliated investment company, Pope Investment II, LLC.

These warrants are not publicly traded and are excisable at $8.00 per share with an expiration date of March 7, 2014. If the last sale price of an ordinary share exceeds $11.50 per share for any 20 trading days within a 30-trading day period, the Company has the option to redeem the warrants at a price of $0.01 per warrant.

During 2011, the Company bought back 250,000 warrants from Pope Investment II, LLC for $125,000 with a price $0.50 per warrant. As a result, there were no outstanding sponsor's warrants as of December 31, 2011 and 2012.

Unit Options

Connected with the IPO in March 2008, the Company issued an option ("Unit Options") on a total of 280,000 units with each unit consisting of one ordinary share and one ordinary share warrant ("Representative Warrants") to the underwriters, Broadband Capital Management LLC. The Unit Option permits the acquisition of 280,000 Units at $10.00 per unit. Those Representative Warrants are excisable at $8.00 per share with an expiration date of March 7, 2014, and were valued at $0.00001 per share at December 31, 2012, using the observable market price of the Public Warrants.

The Company utilized the American Binominal Option Valuation Model to estimate the value of the Unit Options as of December 31, 2012 at $1, or $0.00001 per Unit Option, with an exercise price of $9.98 (being $10.00 minus the portion of the exercise price of $0.02 allocated as the value of the warrant component), market price of $1.14, expected remaining term of 1.25 years, expected volatility of 49%, and risk free rate of 0.18%. The warrant component of the Unit Options was valued based on the public market price of the publicly traded warrants of $0.02 per warrants, or $5 in total, as of December 31, 2012.

Underwriter Warrants

Connected with a secondary public offering of the Company's ordinary shares on December 23, 2010, the Company issued to its underwriter an option for $1 to purchase up to a total of 66,667 shares of ordinary shares (5% of the shares sold in the secondary offering) at $6.00 per share (120% of the price of the shares sold in the secondary offering). The option is exercisable commencing on June 12, 2012 and expires on December 20, 2015.

During 2011, the Company bought back 53,096 warrants from the underwriters for $27 with a price $0.50 per warrant. As a result, there were 13,571 outstanding underwriter warrants as of December 31, 2011 and 2012.

The Company utilized the American Binominal Option Valuation Model to estimate the value of the underwriter warrants as of December 31, 2012 at $1, with an exercise price of $6.00, market price of $1.14, expected remaining term of three years, expected volatility of 49%, and a risk free rate of 0.36%.

The Company adopted the provisions of an accounting standard regarding instruments that are Indexed to an Entity's Own Stock. This accounting standard specifies that a contract that would otherwise meet the definition of a derivative but is both:

(a) indexed to the Company's own stock; and

(b) classified in stockholders' equity in the statement of financial position would not be considered a derivative financial instrument.

It provides a new two-step model to be applied in determining whether a financial instrument or an embedded feature is indexed to an issuer's own stock and thus able to qualify for the scope exception within the standards.

As a result, the Public Warrants, Sponsor Warrants, and Unit Options previously treated as equity pursuant to the derivative treatment exemption are no longer provided equity treatment because the strike price of the warrants is denominated in U.S. Dollar, a currency other than the Company's functional currency which is the RMB. Therefore the warrants and unit options are not considered indexed to the Company's own stock. As such, all future changes in the fair value of these securities will be recognized currently in earnings until such time as the securities are exercised or expire.

As of December 31, 2012, the fair values of the public warrants, underwriter warrants and Unit Option were $12, $1 and $5 respectively. The amount of $75 was recognized as "Change in fair value of warrant derivative liability" in the consolidated statements of comprehensive income for the year ended December 31, 2012.

A summary of changes in warrant activity is presented as follows as of December 31, 2012:

	Public Warrants	Sponsor Warrants	Unit Options *	Underwriter Warrants	Total

Outstanding, December 31, 2010	1,566,027	250,000	280,000	66,667	2,162,694

Repurchased	(967,177)	(250,000)	-	(53,096)	(1,270,273)

Outstanding, December 31, 2011 and 2012	598,850	-	280,000	13,571	892,421

* Each unit option includes one ordinary share and one ordinary share warrant.

Other payables	12 Months Ended
Dec. 31, 2012
Other payables [Abstract]
Other payables

Note 12 - Other payables

Other payables as of December 31, 2012 and 2011 consisted of the following:

	2012	2011

Accrued professional fees	$-	$68
Accrued transportation expenses	70	34
Others	165	151
Other taxes payable	144	91
Other payables	$379	$344

Capital transactions	12 Months Ended
Dec. 31, 2012
Capital transactions [Abstract]
Capital transactions

Note 13 - Capital transactions

Preferred stock

On January 29, 2008, the Company amended its articles of association and authorized 1,000,000 preferred shares. No preferred shares were issued or registered in the IPO. There were no preferred shares issued and outstanding as of December 31, 2012 and 2011.

Issuance of capital stock

On the completion date of the Share Exchange, the Company issued 14,300,000 ordinary shares to the shareholders of the Honesty Group, of which 5,800,000 shares were placed in escrow subject to the Company's future two years' performance. The Company issued 1,794,756 ordinary shares to the Company's shareholders before the completion of Share Exchange, of which 766,823 was placed in escrow. Refer to Note 3 for additional information on the issuance of ordinary shares.

On December 23, 2010, the Company completed a second public offering of 1,333,333 ordinary shares at $5.00 per share with net proceeds of approximately $5.3 million after deducting underwriting discounts, commissions and offering expenses.

On January 1, 2012, a total of 207,000 ordinary shares were issued to our employees, directors and consultants. Share-based compensation expense of $273 was recognized in the consolidated statements of comprehensive income in 2012.

Put Option

The Company executed a put option agreement dated March 9, 2010 ("Put Agreement") with Pope Investments II LLC ("Pope") whereby the Company granted to Pope a put option to sell 250,000 ordinary shares of the Company at a price of $8.00 per share. The Put Agreement was effective upon completion of Pope's purchase of 250,000 ordinary shares of the Company's ordinary shares. The agreement was exercisable for a three-month period from February 15, 2011 until May 15, 2011. Mr. Burnette Or, Chief Executive Officer, was able to purchase any shares put to the Company, or if neither of the Company nor Mr. Or elected to make the purchase, two of the founders of the Company have agreed to make the purchase on behalf of Mr. Or. The founders also had the right to put the options back to Mr. Or or to the Company in the event that they make the purchase of the Put shares.

The Put Option was recorded as liability of $2,000 as of March 12, 2010. On February 28, 2011, pursuant to the Put Option, the Company repurchased 250,000 shares from Pope for an aggregate purchase price of $2,000 (or $8.00 per share).

Warrants and put options

Refer to Notes 11 for information on warrants.

Statutory reserves	12 Months Ended
Dec. 31, 2012
Statutory Reserves [Abstract]
Statutory Reserves

Note 14 - Statutory reserves

Statutory reserves

The laws and regulations of the PRC require that before an enterprise distributes profits to its partners, it must first satisfy all tax liabilities, provide for losses in previous years, and make allocations in proportions determined at the discretion of the Board of Directors after the statutory reserves.

Surplus reserve fund

As stipulated by the Company Law of the PRC, as applicable to Chinese companies with foreign ownership, net income after taxation can only be distributed as dividends after appropriation has been made for the following:

1.	Making up cumulative prior years' losses, if any;

2.	Allocations to the "Statutory surplus reserve" of at least 10% of income after tax, as determined under PRC accounting rules and regulations, until the fund amounts to 50% of the company's registered capital; and

3.	Allocations to the discretionary surplus reserve, if approved in the shareholders' general meeting.

The surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years' losses, if any. It may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholding or by increasing the par value of the shares currently held by them, provided that the remaining reserve balance after such issue is not less than 25% of the registered capital.

For the years ended December 31, 2012, 2011 and 2010, the Company made appropriations of $347, $2,131 and $2,274 to the statutory reserve, respectively.

Income taxes	12 Months Ended
Dec. 31, 2012
Income taxes [Abstract]
Income taxes

Note 15 - Income taxes

Income is subject to tax in the various countries in which the Group operates.

The Company is a tax-exempted company incorporated in the Cayman Islands.

SGO is incorporated in the State of Delaware and is subject to U.S. federal taxes at United States federal income tax rate of 34%.

SGOCO International is incorporated in Hong Kong and is subject to Hong Kong taxation on income derived from their activities conducted in Hong Kong. Hong Kong Profits Tax has been calculated at 16.5% of the estimated assessable profit for the years ended December 31, 2012, 2011 and 2010.

Prior to the disposal, Honesty Group did not have any assessable profits arising in or derived from Hong Kong for the years ended December 31, 2011 and 2010, and accordingly no provision for Hong Kong Profits Tax was made in those periods.

The Company mainly conducts its operating business through its subsidiaries in China. These subsidiaries are governed by the Income Tax Law of the PRC concerning foreign invested enterprises and foreign enterprises and various local income tax laws (the Income Tax Laws), and do not have any deferred tax assets or deferred tax liabilities under the income tax laws of the PRC because there are no temporary differences between financial statement carrying amounts and the tax bases of existing assets and liabilities. Beginning January 1, 2008, the new Enterprise Income Tax ("EIT") law has replaced the previous laws for Domestic Enterprises ("DEs") and Foreign Invested Enterprises ("FIEs"). The new standard EIT rate of 25% has replaced the 33% rate previously applicable to both DEs and FIEs. Companies established before March 16, 2007 will continue to enjoy tax holiday treatment approved by local government for a grace period of the next 5 years or until the tax holiday term is completed, whichever is sooner.

Guanke was established before March 16, 2007 and therefore is qualified to continue enjoying the reduced tax rate as described above. Guanke was granted income tax exemption for two years commencing from January 1, 2007, and was subject to 50% of the 25% EIT tax rate, or 12.5%, from January 1, 2009 through December 31, 2011.

All other subsidiaries in China are subject to 25% EIT tax rate throughout the periods presented.

The Income Tax Laws also imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China for distribution of earnings generated after January 1, 2008. Under the Income Tax Laws, the distribution of earnings generated prior to January 1, 2008 is exempt from the withholding tax. As our subsidiaries in the PRC will not be distributing earnings to the Company for the years ended December 31, 2010, 2011 and 2012, no deferred tax liability has been recognized for the undistributed earnings of these PRC subsidiaries at December 31, 2010, 2011 and 2012. Total undistributed earnings of the Company's PRC subsidiary SGOCO (Fujian) at December 31, 2012 were $3,966.

The following table reconciles the U.S. statutory rates to the Company's effective tax rate for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
U.S. Statutory rates	34.0%	34.0%	34.0
Foreign income not recognized in USA	(34.0)	(34.0)	(34.0)
China income taxes	25.0	25.0	25.0
Impact of tax rate in other jurisdiction	(3.0)	-	-
Tax exemption	-	(12.5)	(12.5)
Tax on disposal of Honesty Group (a)	-	21.2	-
Other (b)	12.0	0.5	2.5
Effective income taxes	34.0%	34.2%	15.0

Notes:

(a)	According to the Circular on the State Administration of Taxation on Strengthening the Management of EIT Collection of Proceeds from Equity Transfers by Non-Resident Enterprises (Guoshuihan [2009] No. 698) ("Circular 698"), a non-PRC Tax Resident Enterprise is subject to the PRC EIT on the taxable gain arising from a sale of transfer of any intermediate offshore company which directly or indirectly holds an interest, including any assets, subsidiaries, or other forms of business operations, in the PRC at a rate of 10%, or otherwise stipulated in an applicable tax treaty or arrangement. Circular 698 applies to all transactions conducted on or after January 1, 2008.

As such, included in the income tax expense for the year ended December 31, 2011 was an amount of $5,363 on the Sale of Honesty Group. The amount remained unpaid as of the date of this Annual Report. The Company has already submitted relevant documents to the PRC tax bureau regarding the Sales of Honesty Group.

(b)	There were no other material items affecting the effective income tax for the years ended December 31, 2012, 2011 and 2010 except for the expense incurred by holding company incorporated in the Cayman Islands where there is no tax. The 12.0%, 0.5% and 2.5% for the years ended December 31, 2012, 2011 and 2010 included expenses incurred by SGOCO and Honesty Group of approximately $3.0million, $1.1 million and $1.9 million, respectively.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred income tax assets are as follows:

	As of December 31,
	2012	2011
Deferred income tax assets:
Net operating loss carry-forward	$84	$-
Less: Valuation allowance	(84)	-

	$-	$-

As of December 31, 2012 and 2011, the Company's U.S. entity, SGO, had net operating loss carry-forwards of $248 and nil, respectively, available to reduce future taxable income which will expire in various years through 2030. Management believes it is more likely than not that the Company will not realize these potential tax benefits as the Company's U.S. operations will not generate any operating profits in the foreseeable future. As a result, the full amount of the valuation allowance was provided against the potential tax benefits.

Enterprise-wide geographic reporting	12 Months Ended
Dec. 31, 2012
Enterprise-wide geographic reporting [Abstract]
Enterprise-wide geographic reporting

Note 16 - Enterprise-wide geographic reporting

The Company designs and sells LCD/LED products. The designing process, selling practice and distribution process are similar for all products. Based on qualitative and quantitative criteria established by the FASB's accounting standard regarding disclosures about segments of an enterprise and related information, the Company considers itself to be operating within one reportable segment.

The Company does not have material long-lived assets located in foreign countries other than PRC. Geographic area data is based on product shipment destination. In accordance with the enterprise-wide disclosure requirements of the accounting standard, the Company's net revenue from external customers by geographic areas is as follows:

	2012	2011	2010

China	$143,877	$276,286	$186,105
International	22,824	36,850	31,196
Total	$166,701	$313,136	$217,301

In 2012, approximately 14% of the revenues were from international sales, 99.9% of which were sold in Hong Kong and 0.1% sold in the U.S.

Related party and shareholder transactions	12 Months Ended
Dec. 31, 2012
Related party and shareholder transactions [Abstract]
Related party and shareholder transactions

Note 17 - Related party and shareholder transactions

The Company's majority shareholder, Sun Zone Investments Limited ("Sun Zone") was the parent company of Mosview Technology Group Ltd., ("Mosview"), and BORO (Fujian) Electronic Co., Ltd., ("BORO"). The ownership of Mosview and BORO were transferred to an unrelated third party in February 2010. Therefore, Sun Zone no longer owns any interest in Mosview or BORO as of December 31, 2012 and 2011.

Edge10 Corporation Limited ("Edge10") was incorporated in the United Kingdom and is owned by an unrelated individual. The Company's CEO was the sole director of Edge10 since December 8, 2010. Prior to 2011, SGOCO sold products to Mosview, which then sold to Edge10. During the year ended December 31, 2011, SGOCO sold products to a third-party trading company, which then sold to Edge10. There were no direct transactions between SGOCO and Edge10 during the years ended December 31, 2012, 2011 and 2010.

In the ordinary course of business, the Company conducted business with Mosview and BORO in 2010. All transactions with related parties are short-term in nature. Settlements for the balances are usually in cash. The Company did not conduct any businesses with Mosview and BORO in 2012 and 2011.

The Company had the following related party transactions as of December 31, 2012 and 2011, and for the years ended December 31, 2012, 2011 and 2010, respectively:

Revenues-related parties

Name of related parties	2012	2011	2010

BORO	$-	$-	$5,482
Mosview	-	-	7,136
	$-	$-	$12,618

Purchase - related party

Name of related party	2012	2011	2010

Mosview	$-	$-	$7,256

Short-term loan - shareholder

Name of related party	December 31, 2012	December 31, 2011

Sun Zone Investments Limited	$209	$209

In the past, the Company and BORO provided working capital loans to each other. The loans were interest-free demand loans and were not formalized in written documents. The Company utilized loans from BORO rather than banking institutions because the approval process was faster and the loans were interest free. The Company provided BORO with such loans in prior periods as BORO was a significant customer of SGOCO.

During the year ended December 31, 2011, Sun Zone loaned $209 to the Company. As of December 31, 2012, this amount remained outstanding to Sun Zone. The loan is non-interest bearing, unsecured, and payable on demand.

Earnings per share	12 Months Ended
Dec. 31, 2012
Earnings per share [Abstract]
Earnings per share

Note 18 - Earnings per share

The following is a reconciliation of the basic and diluted earnings per share computation:

	For the year ended December 31,
	2012	2011	2010

Net income for earnings per share	$4,213	$16,619	$19,932

Weighted average shares used in computation - basic	17,059,575	16,086,598	9,354,186
Dilutive effect of release of escrowed shares	-	201,644	1,335,202
Dilutive effect of warrants and put options	-	-	16,569
Weighted average shares used in diluted computation	17,059,575	16,288,242	10,705,957

Earnings per share - basic	$0.25	$1.03	$2.13
Earnings per share - diluted	$0.25	$1.02	$1.86

In accordance with the U.S. GAAP, outstanding ordinary shares that are contingently returnable are treated in the same manner as contingently issuable shares.

As of December 31, 2012, 5,800,000 shares were no longer subject to cancellation and were included in the calculation of basic earnings per share computation since January 1, 2012. A total of 361,327 ordinary shares owned by the Sponsors that were no longer subject to cancellation were used to calculate basic earnings per share upon provision of services. The remaining 405,496 ordinary shares in escrow which will be released contingent on financial advisory and certain other services to be provided by the Sponsors are excluded from basic and diluted earnings per share computation for 2012. As of December 31, 2012, all the Company's warrants and unit options were excluded from the diluted earnings per share calculation as they were anti-dilutive.

As of December 31, 2011, 5,000,000 shares were no longer subject to cancellation and were used to calculate basic earnings per share computation since January 1, 2011. In addition, a further 800,000 shares owned by the former shareholders of Honesty Group were no longer subject to cancellation based on satisfying the second Earn-Out Milestone. These shares were included in the diluted earnings per share computation starting October 1, 2011, the beginning of the quarter they became non-contingent. A further 20,517 shares owned by the sponsors were no longer subject to cancellation based on services rendered, and they were included in the basic earnings per share computation upon provision of services. As of December 31, 2011, all the Company's warrants and unit options were excluded from the diluted earnings per share calculation as they were anti-dilutive.

As of December 31, 2010, 5,000,000 shares owned by the former shareholders of Honesty Group were no longer subject to cancellation based on the satisfaction of the first Earn-Out Milestone. These shares were included in the diluted earnings per share computation starting October 1, 2010, the beginning of the quarter they became non-contingent. 340,810 shares owned by the sponsors were no longer subject to cancellation based on services rendered, and they were used to calculate the basic earnings per share computation upon provision of services. The shares subject to the Put Option are included in the calculation of diluted earnings per share on the reverse treasury stock method.

Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and contingencies [Abstract]
Commitments and contingencies

Note 19 - Commitments and contingencies

The management is not currently aware of any threatened or pending litigation or legal matters, which would have a significant effect on the Company's consolidated financial statements as of December 31, 2012 and 2011.

Our contractual obligations primarily consist of operating lease obligations and capital commitments. The following table sets forth a breakdown of our contractual obligations as of December 31, 2012, and their maturity profile:

	Payment Due by Period
	Total	Less than 1 Year	1-3 Years	3-5 Years	More than 5 Years
Capital contributions (1)	$1,949	$1,949	$-	$-	$-
Short-term loans	6,230	6,230	-	-	-
Operating lease obligations
- Honesty Group(2)	403	105	161	137	-
- Other	311	211	100	-	-
Total	$8,893	$8,495	$261	$137	$-

(1)	The registered capital of SGOCO (Fujian) and Beijing SGOCO are $2,200 and $500, respectively. As of December 31, 2012, SGOCO International had paid capital of $450 and $301 to SGOCO (Fujian) and Beijing SGOCO, respectively. SGOCO International is obligated to pay up the remaining capital contribution obligations within two years of the date of issuance of each subsidiary's business license according to PRC registration capital management rules.

(2)	Lease obligations for our office premises, warehouses, computer and other hardware. Following the Sale of Honesty Group, the Company rents from Honesty Group 3,000 square meters for office premises, warehouses and staff dormitory in Fujian at a monthly rent of $6 for a period of 1-7 years from July 1, 2011.

Concentration of risks	12 Months Ended
Dec. 31, 2012
Concentration of risks [Abstract]
Concentration of risks

Note 20 - Concentration of risks

The Company's operations are carried out in the PRC and its operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company's results may be adversely affected by changes in government policies regarding laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments that subject the Company to a concentration of credit risk consist of cash and accounts receivable. The Company maintains balances at financial institutions located in Hong Kong, China and the U.S. From time-to-time, balances in Hong Kong and the U.S. may exceed the Hong Kong Deposit Protection Board insured limits for the banks located in Hong Kong and FDIC deposit insurance limits for banks located in the U.S. Balances at financial institutions or state owned banks within the PRC are not insured. As of December 31, 2012 and 2011, the Company had deposits, in excess of insured limits totaling $11,358 and $509, respectively. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks to the cash in its bank accounts.

The Company provides unsecured credit terms for sales to certain customers. As a result, there are credit risks with the accounts receivable balances. The Company constantly re-evaluates the credit worthiness of customers buying on credit and maintains an allowance for doubtful accounts.

Sales revenue from three major customers was $61,547, or approximately 37% of the Company's total sales for the year ended December 31, 2012, with each customer individually accounting for 17%, 10% and 10% of revenue, respectively. No other single customer accounted for more than 10% of the Company's total revenues in 2012. The Company's accounts receivable from these customers was approximately $19,406 as of December 31, 2012.

Sales revenue from two major customers was $96,741 approximately 31% of the Company's total sales for the year ended December 31, 2011, with each customer individually accounting for 19% and 12% of revenue, respectively. No other single customer accounted for more than 10% of the Company's total revenues in 2011. The Company's accounts receivable from these customers was approximately $6,412 as of December 31, 2011.

Sales revenue from two major customers was $76,052 approximately 35% of the Company's total sales for the year ended December 31, 2010, with each customer individually accounting for 19% and 16% of revenue, respectively. No other single customer accounted for more than 10% of the Company's total revenues in 2010. The Company's accounts receivable from these customers was approximately $24,843 as of December 31, 2010.

One major vendor (Honesty Group) provided approximately 77% of total purchases by the Company during the year ended December 31, 2012. The Company had made advances of $9,408, rental deposit of $10 and owed accounts payable of $1,961 to this vendor as of December 31, 2012.

One major vendor provided approximately 23% of total purchases by the Company during the year ended December 31, 2011. The Company had no accounts payable due to this vendor as of December 31, 2011.

One major vendor provided approximately 15% of total purchases by the Company during the year ended December 31, 2010.

Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent events [Abstract]
Subsequent events

Note 21 - Subsequent events

The Company has evaluated subsequent events through the date these consolidated financial statements were issued to determine whether the circumstances warranted recognition and disclosure of those events or transactions in the consolidated financial statements as of December 31, 2012.

On March 1, 2013, a total of 80,000 ordinary shares were issued to the Company's independent directors, which vested immediately. The grant date fair value was $1.23 per share.

Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting policies [Abstract]
Basis of presentation and principle of consolidation

Basis of presentation and principle of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. of America ("U.S. GAAP"), and include the financial statements of the Company and all its majority-owned subsidiaries that require consolidation. All material intercompany transactions and balances have been eliminated in the consolidation. Following are the entities which were consolidated as of December 31, 2012:

	Place incorporated	Ownership percentage
SGOCO	Cayman Island	Parent Company
SGOCO International	Hong Kong	100%
SGOCO (Fujian)	Jinjiang City, China	100%
Beijing SGOCO	Beijing, China	100%
SGO	Delaware, USA	100%

Use of estimates

Use of estimates

Preparing consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The more significant areas requiring using management's estimates and assumptions relate to the collectability of its receivables and the fair value and accounting treatment of certain financial instruments. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Accordingly, actual results may differ significantly from these estimates. In addition, different assumptions or circumstances could reasonably be expected to yield different results.

Cash and cash equivalents

Cash and cash equivalents

For purposes of the cash flow statements, the Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. Cash includes cash on hand and demand deposits in accounts maintained with financial institutions or state owned banks within the PRC, Hong Kong and the U.S.

Accounts receivable, trade and other receivables

Accounts receivable, trade and other receivables

Receivables include trade accounts due from customers and other receivables such as cash advances to employees, related parties and third parties. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentration, customer credit worthiness, current economic trends and changes in customer payment patterns to determine if the allowance for doubtful accounts is adequate. An estimate for doubtful accounts is made when collection of the full amount is no longer probable. Delinquent account balances are written-off after management has determined that the likelihood of collection is not probable and known bad debts are written off against the allowance for doubtful accounts when identified. As of March 31, 2013, 77% accounts receivable aged over 90 days from December 31, 2012 had been collected. Management believes that the remaining accounts receivable are collectable. As of December 31, 2012 and 2011, there was no allowance for uncollectible accounts receivable.

Certain of the Company's accounts receivable are sold with recourse to banks in Hong Kong. The sales of these receivables have been accounted for as short-term loans, as the Company has not met the criteria for sale treatment in accordance with Accounting Standards Codification (ASC) 860-30, Transfers and Servicing - Secured Borrowing and Collateral. The principal amount of the accounts receivable sold with recourse is included in both accounts receivable, net and short-term loan until the underlying obligations are ultimately satisfied through payment by the customers to the banks. As of December 31, 2012 and 2011, the principal amount of such factored receivable included in accounts receivable, net and short-term loan in the accompanying consolidated balance sheets totaled $6.2 million and nil, respectively.

Inventories

Inventories

Inventory is composed of raw materials, mainly parts for assembly of LCD /LED products and finished goods. Inventory is valued at the lower of cost or market value using the weighted average method. Management reviews inventories for obsolescence and compares the cost of inventory with the market value at least once a year. An allowance is made for writing down the inventory to its market value, if it is lower than cost.

Plant and equipment

Plant and equipment

Plant and equipment is stated at cost less accumulated depreciation and accumulated impairment losses, if any. Expenditures for maintenance and repairs are charged to earnings as incurred. Major additions are capitalized. When assets are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations. Depreciation of plant and equipment is provided using the straight-line method for substantially all assets with estimated lives as follows:

Estimated Useful Life
Leasehold improvements	Over the lease term
Machinery equipment	5-10 years
Vehicles and office equipment	5 years

Government grants

Government grants

The Company was entitled to receive grants from the PRC municipal government due to its operation in the high and new technology business sector before disposal of Honesty Group. For the years ended December 31, 2012, 2011 and 2010, the Company received grants of nil, $973, and $1,193, respectively, from the PRC municipal government. Grants received from the PRC municipal government in 2010 could be used for enterprise development and technology innovation purposes. The government grants received during the 2010 were recognized in the accompanying consolidated balance sheets as a reduction of cost of the assets acquired and buildings constructed. The grants that the Company received in 2011 did not have specific requirement of usage or other condition, and they were recorded as other income upon receipt.

Impairment of long-lived assets

Impairment of long-lived assets

The Company evaluates long lived assets, including equipment, for impairment at least once per year and whenever events or changes in circumstances indicate that the carrying value may not be recoverable from its estimated future cash flows. Recoverability of intangible assets and other long-lived assets is measured by comparing their net book value to the related projected undiscounted cash flows from these assets, considering a number of factors including past operating results, budgets, economic projections, market trends and product development cycles. If the net book value of the asset exceeds the related undiscounted cash flows, the asset is considered impaired and an impairment loss equal to an amount by which the carrying value exceeds the fair value of the asset is recognized. As of December 31, 2012 and 2011, management believes there was no impairment of long-lived assets.

Derivative liability

Derivative liability

Derivative liabilities, which include public and private warrants, a put option and underwriter options, are recorded on the consolidated balance sheet as a liability at their fair value. The Company accounts for derivative liabilities in accordance with an accounting standard regarding "Instruments that are Indexed to an Entity's Own Stock". This accounting standard specifies that a contract that would otherwise meet the definition of a derivative but is both (a) indexed to the Company's own stock and (b) classified in stockholders' equity in the statement of financial position would not be considered a derivative financial instrument. It provides a new two-step model to be applied in determining whether a financial instrument or an embedded feature is indexed to an issuer's own stock and thus able to qualify for the scope exception within the standards.

Prior to the Acquisition, warrants issued were treated as equity. As a result of the Acquisition, the derivative was no longer provided equity treatment because the strike price of the warrants is denominated in U.S. Dollars, a currency other than the Company's functional currency which is the Chinese Renminbi ("RMB"). Therefore, warrants are not considered indexed to the Company's own stock, and as such, all future changes in the fair value of these warrants will be recognized currently in earnings until such time as the warrants are exercised or expire. The Company reclassified the fair value of these warrants, which have the dual-indexed feature, from equity to liability.

The Company accounts for the put option agreement in accordance with the accounting standards regarding certain financial instruments with characteristics of both liabilities and equity. The put option agreement obligated the Company to purchase such shares. As the result, the Company treated the put option as a liability.

Fair value of financial instruments

Fair value of financial instruments

The Company's financial instruments primarily consist of cash and cash equivalents, accounts receivable and payable, other receivables and payables, advance to Honesty Group, advances to suppliers, short-term loans, and customer deposits.

As of the balance sheet dates, the estimated fair value of these financial instruments were not materially different from their carrying values as presented due to the short maturities of these instruments and that the interest rates on the borrowings approximate those that would have been available for loans for similar remaining maturity and risk profile at the respective reporting periods.

The accounting standards regarding fair value of financial instruments and related fair value measurements define financial instruments and require fair value disclosures of those financial instruments. The fair value measurement accounting standard defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The carrying amounts reported in the balance sheets for current assets and current liabilities qualifying as financial instruments are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels are defined as follows:

• Level 1	inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
• Level 2	inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
• Level 3	inputs to the valuation methodology are unobservable and significant to the fair value.

The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis:

	Carrying Value at December 31, 2012	Fair Value Measurement at December 31, 2012
		Level 1	Level 2	Level 3
Warrant derivative liability	$18	$12	$6	$-

	Carrying Value at December 31, 2011	Fair Value Measurement at December 31, 2011
		Level 1	Level 2	Level 3
Warrant derivative liability	$93	$63	$30	$-

A discussion of the valuation techniques used to measure fair value for the liabilities listed above and activity for these liabilities for the year ended December 31, 2012, is provided in Note 11.

As of December 31, 2012 and 2011, there was no asset or liability measured at fair value on a non-recurring basis.

Comprehensive income

Comprehensive income

U.S. GAAP generally requires that recognized revenue, expenses, gains and losses be included in net income or loss. Although certain changes in assets and liabilities are reported as separate components of the equity section of the consolidated balance sheet, such items, along with net income, are components of comprehensive income or loss. The components of other comprehensive income or loss consist of foreign currency translation adjustments net of realization of foreign currency translation gain relating to disposal of subsidiaries.

Revenue recognition

Revenue recognition

The Company's revenue recognition policies are consistent with the accounting standards. Sales revenue is recognized at the date of shipment to customers when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, no other significant obligations of the Company exist and collectability is reasonably assured. For products that are required to be examined by customers, sales revenue is recognized after the customer examination is completed. Payments received before all of the relevant criteria for revenue recognition are met are recorded as customer deposits. Generally, our outsourced manufacturers are obligated to provide at least one-year repair or replacement obligation. Management did not estimate future warranty liabilities as historical warranty expenses were minimal.

Sales revenue is recognized net of value-added taxes, sales discounts and returns. There were no sales returns during the years ended December 31, 2012, 2011 and 2010.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with the accounting standard issued by the Financial Accounting Standard Board ("FASB") for income taxes. Under the asset and liability method as required by this accounting standard, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The charge for taxation is based on the results for the reporting period as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date. The effect on deferred income taxes of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recognized if it is more likely than not that some portion, or all of, a deferred tax asset will not be realized. There was no deferred tax amount as of December 31, 2012 and 2011.

Under the accounting standard regarding accounting for uncertainty in income taxes, a tax position is recognized as a benefit only if it is "more likely than not" that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the "more likely than not" test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the year incurred. No material penalties or interest relating to income taxes have been incurred during the years ended December 31, 2012, 2011 and 2010. U.S. GAAP also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosures and transition.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or its withholding agent. The statute of limitations extends to five years under special circumstances, which are not clearly defined. In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

According to the Circular on the State Administration of Taxation on Strengthening the Management of EIT Collection of Proceeds from Equity Transfers by Non-Resident Enterprises (Guoshuihan [2009] No. 698) ("Circular 698"), a non-PRC Tax Resident Enterprise is subject to the PRC EIT on the taxable gain arising from a sale of transfer of any intermediate offshore company which directly or indirectly holds an interest, including any assets, subsidiaries, or other forms of business operations, in the PRC, or otherwise stipulated in an applicable tax treaty or arrangement. Circular 698 applies to all transactions conducted on or after January 1, 2008.

In addition to the above, after the EIT Law and its Implementing Rules were promulgated, the State Administration of Taxation released several regulations to stipulate more details for carrying out the EIT Law and its Implementing Rules. These regulations include:

1.	Notice of the State Administration of Taxation on the Issues Concerning the Administration of Enterprise Income Tax Deduction and Exemption (2008);

2.	Notice of the State Administration of Taxation on Intensifying the Withholding of Enterprise Income Tax on Non-resident Enterprises' Interest Income Sourcing from China (2008);

3.	Notice of the State Administration of Taxation on Several Issues Concerning the Recognition of Incomes Subject to the Enterprise Income Tax (2008);

4.	Opinion of the State Administration of Taxation on Strengthening the Administration of Enterprise Income Tax (2008);

5.	Notice of the Ministry of Finance and State Administration of Taxation on Several Preferential Policies regarding Enterprise Income Tax (2008);

6.	Interim Measures for the Administration of Collection of Enterprise Income Tax on the Basis of Consolidation of Trans-regional Business Operations (2008); and

7.	Several Issues Concerning the Enterprise Income Tax Treatment on Enterprise Reorganization (2009).

Operating leases

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the statements of income on a straight-line basis over the lease periods.

Advertising costs	Advertising costs The Company expenses the cost of advertising as incurred in selling products. The Company had no advertising costs incurred for the years ended December 31, 2012, 2011 and 2010.
Shipping and handling

Shipping and handling

Shipping and handling cost incurred to ship finished products to customers are included in selling expenses. Shipping and handling expenses for the years ended December 31, 2012, 2011 and 2010, amounted to $327, $392 and $334, respectively.

Research and development costs

Research and development costs

Research and development costs are expensed as incurred and are included in general and administrative expenses. The costs of material and equipment that are acquired or constructed for research and development activities and have alternative future uses are classified as plant and equipment and depreciated over their estimated useful lives. Research and development costs for the years ended December 31, 2012, 2011 and 2010 amounted to $244, $319 and $118, respectively.

Earnings per share

Earnings per share

The Company reports earnings per share in accordance with the provisions of FASB's related accounting standard. This standard requires presentation of basic and diluted earnings per share and disclosure of the methodology used in computing such earnings per share. Basic earnings per share exclude dilution and is computed by dividing income available to common stockholders by the weighted average common shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock. Dilution is computed by applying the treasury stock method. Under this method, option and warrants were assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period.

Share-based compensation

Share-based compensation

The Company accounts for equity instruments issued in exchange for the receipt of goods or services from directors and consultants in accordance with the accounting standards regarding accounting for stock-based compensation and accounting for equity instruments that are issued to other than employees for acquiring or in conjunction with selling goods or services. Costs are measured at the estimated fair market value of the consideration received or the estimated fair value of the equity instruments issued, whichever is more reliably determinable. The value of equity instruments issued for consideration other than employee services is determined on the earlier of a performance commitment or completion of performance by the provider of goods or services as defined by these accounting standards. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement if there is a term.

Equity instruments (i.e., the stock shares) were granted to employees on January 1, 2012 as one-time bonuses for the Company's successful up-listing on the Nasdaq Global Market. Costs are measured at the fair value of the equity instruments granted at or close to the grant date.

Foreign currency translation

Foreign currency translation

The reporting currency of the Company is the U.S. Dollar. The functional currency of the Company and its PRC subsidiaries is the RMB . The functional currency of its Hong Kong subsidiary SGOCO International is the U.S. Dollar. Results of operations and cash flow are translated at average exchange rates during the period, and assets and liabilities are translated at the unified exchange rate as quoted by the People's Bank of China at the end of the period. Capital accounts are translated at their historical exchange rates when the capital transaction occurred. Translation adjustments resulting from this process are included in accumulated other comprehensive income. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

The balance sheet amounts with the exception of equity were translated at RMB6.29 and RMB6.30 to $1.00 at December 31, 2012 and 2011, respectively. The equity accounts were stated at their historical exchange rates. The average translation rates applied to the income and cash flow statement amounts for the years ended December 31, 2012, 2011 and 2010 were RMB6.31, RMB6.46 and RMB6.76 to $1.00, respectively.

Recent accounting pronouncements

Recent accounting pronouncements

In December 2011, the FASB issued an update regarding disclosures about offsetting assets and liabilities: The amendments in this update are intended to enhance disclosures required by U.S. GAAP by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with applicable accounting guidance, or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with applicable accounting guidance. This information is intended to enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this update. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The adoption of this update is not expected to have a significant effect on the Company's consolidated financial statements.

In February 2013, the FASB issued an update regarding comprehensive income. The objective of this update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this update seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account (for example, inventory) instead of directly to income or expense in the same reporting period. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The adoption of this update is not expected to have a significant effect on the Company's consolidated financial statements.

Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting policies [Abstract]
Schedule of consolidated subsidiaries
	Place incorporated	Ownership percentage
SGOCO	Cayman Island	Parent Company
SGOCO International	Hong Kong	100%
SGOCO (Fujian)	Jinjiang City, China	100%
Beijing SGOCO	Beijing, China	100%
SGO	Delaware, USA	100%

Schedule of estimated useful life
Estimated Useful Life
Leasehold improvements	Over the lease term
Machinery equipment	5-10 years
Vehicles and office equipment	5 years

Schedule of fair value of financial assets and liabilities
	Carrying Value at December 31, 2012	Fair Value Measurement at December 31, 2012
		Level 1	Level 2	Level 3
Warrant derivative liability	$18	$12	$6	$-

	Carrying Value at December 31, 2011	Fair Value Measurement at December 31, 2011
		Level 1	Level 2	Level 3
Warrant derivative liability	$93	$63	$30	$-

Accounts receivable, trade (Tables)	12 Months Ended
Dec. 31, 2012
Accounts receivable, trade [Abstract]
Schedule of Accounts receivable, trade
	2012	2011

Accounts receivable	$59,355	$19,680

Other receivables and prepayments (Tables)	12 Months Ended
Dec. 31, 2012
Other receivables and prepayments [Abstract]
Schedule of Other Receivables and Prepayments
	2012	2011

Value added tax and miscellaneous tax recoverable	$-	$551
Other prepayments	169	206
Other receivables and prepayments	$169	$757

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Schedule of Inventories
	2012	2011

Finished goods	$5,725	$1,864

Advances to Honesty Group and suppliers (Tables)	12 Months Ended
Dec. 31, 2012
Advances To Honesty Group And Suppliers [Abstract]
Schedule of Advances to Honesty Group and Suppliers
	2012	2011

Advances to Honesty Group	$9,408	$-
Advances to suppliers	19,103	4,609
Advances to Honesty Group and suppliers	$28,511	$4,609

Plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Plant and equipment, net [Abstract]
Schedule of Plant and Equipment
	2012	2011

Leasehold improvements	$29	$-
Machinery and equipment	436	434
Vehicles and office equipment	81	-
Total	546	434
Less: accumulated depreciation	(285)	(216)
Plant and equipment, net	$261	$218

Debt and credit facilities (Tables)	12 Months Ended
Dec. 31, 2012
Debt and credit facilities [Abstract]
Schedule of Short-term Debt
	Interest	December 31,	December 31,
	Rate(s)	2012	2011

Receivables financing facilities, due for repayment within 4 months	1.8%-2.2%	$6,230	$-
Total short-term loan		$6,230	$-

Warrant derivative liability (Tables)	12 Months Ended
Dec. 31, 2012
Warrant derivative liability [Abstract]
Schedule of Changes in Warrant Activity
	Public Warrants	Sponsor Warrants	Unit Options *	Underwriter Warrants	Total

Outstanding, December 31, 2010	1,566,027	250,000	280,000	66,667	2,162,694

Repurchased	(967,177)	(250,000)	-	(53,096)	(1,270,273)

Outstanding, December 31, 2011 and 2012	598,850	-	280,000	13,571	892,421

* Each unit option includes one ordinary share and one ordinary share warrant.

Other payables (Tables)	12 Months Ended
Dec. 31, 2012
Other payables [Abstract]
Schedule of Other Payables
	2012	2011

Accrued professional fees	$-	$68
Accrued transportation expenses	70	34
Others	165	151
Other taxes payable	144	91
Other payables	$379	$344

Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income taxes [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
	2012	2011	2010
U.S. Statutory rates	34.0%	34.0%	34.0
Foreign income not recognized in USA	(34.0)	(34.0)	(34.0)
China income taxes	25.0	25.0	25.0
Impact of tax rate in other jurisdiction	(3.0)	-	-
Tax exemption	-	(12.5)	(12.5)
Tax on disposal of Honesty Group (a)	-	21.2	-
Other (b)	12.0	0.5	2.5
Effective income taxes	34.0%	34.2%	15.0

Notes:

(a)	According to the Circular on the State Administration of Taxation on Strengthening the Management of EIT Collection of Proceeds from Equity Transfers by Non-Resident Enterprises (Guoshuihan [2009] No. 698) ("Circular 698"), a non-PRC Tax Resident Enterprise is subject to the PRC EIT on the taxable gain arising from a sale of transfer of any intermediate offshore company which directly or indirectly holds an interest, including any assets, subsidiaries, or other forms of business operations, in the PRC at a rate of 10%, or otherwise stipulated in an applicable tax treaty or arrangement. Circular 698 applies to all transactions conducted on or after January 1, 2008.

As such, included in the income tax expense for the year ended December 31, 2011 was an amount of $5,363 on the Sale of Honesty Group. The amount remained unpaid as of the date of this Annual Report. The Company has already submitted relevant documents to the PRC tax bureau regarding the Sales of Honesty Group.

(b)	There were no other material items affecting the effective income tax for the years ended December 31, 2012, 2011 and 2010 except for the expense incurred by holding company incorporated in the Cayman Islands where there is no tax. The 12.0%, 0.5% and 2.5% for the years ended December 31, 2012, 2011 and 2010 included expenses incurred by SGOCO and Honesty Group of approximately $3.0million, $1.1 million and $1.9 million, respectively.

Schedule of Deferred Tax Assets
	As of December 31,
	2012	2011
Deferred income tax assets:
Net operating loss carry-forward	$84	$-
Less: Valuation allowance	(84)	-

	$-	$-

Enterprise-wide geographic reporting (Tables)	12 Months Ended
Dec. 31, 2012
Enterprise-wide geographic reporting [Abstract]
Summary of Enterprise-wide geographic reporting
	2012	2011	2010

China	$143,877	$276,286	$186,105
International	22,824	36,850	31,196
Total	$166,701	$313,136	$217,301

Related party and shareholder transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related party and shareholder transactions [Abstract]
Schedule of Related party and shareholder transactions

Name of related parties	2012	2011	2010

BORO	$-	$-	$5,482
Mosview	-	-	7,136
	$-	$-	$12,618

Purchase - related party

Name of related party	2012	2011	2010

Mosview	$-	$-	$7,256

Short-term loan - shareholder

Name of related party	December 31, 2012	December 31, 2011

Sun Zone Investments Limited	$209	$209

Earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per share [Abstract]
Schedule of Basic and Diluted Earnings Per Share
	For the year ended December 31,
	2012	2011	2010

Net income for earnings per share	$4,213	$16,619	$19,932

Weighted average shares used in computation - basic	17,059,575	16,086,598	9,354,186
Dilutive effect of release of escrowed shares	-	201,644	1,335,202
Dilutive effect of warrants and put options	-	-	16,569
Weighted average shares used in diluted computation	17,059,575	16,288,242	10,705,957

Earnings per share - basic	$0.25	$1.03	$2.13
Earnings per share - diluted	$0.25	$1.02	$1.86

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and contingencies [Abstract]
Schedule of Capital Contributions and Operating Lease Obligations
	Payment Due by Period
	Total	Less than 1 Year	1-3 Years	3-5 Years	More than 5 Years
Capital contributions (1)	$1,949	$1,949	$-	$-	$-
Short-term loans	6,230	6,230	-	-	-
Operating lease obligations
- Honesty Group(2)	403	105	161	137	-
- Other	311	211	100	-	-
Total	$8,893	$8,495	$261	$137	$-

(1)	The registered capital of SGOCO (Fujian) and Beijing SGOCO are $2,200 and $500, respectively. As of December 31, 2012, SGOCO International had paid capital of $450 and $301 to SGOCO (Fujian) and Beijing SGOCO, respectively. SGOCO International is obligated to pay up the remaining capital contribution obligations within two years of the date of issuance of each subsidiary's business license according to PRC registration capital management rules.

(2)	Lease obligations for our office premises, warehouses, computer and other hardware. Following the Sale of Honesty Group, the Company rents from Honesty Group 3,000 square meters for office premises, warehouses and staff dormitory in Fujian at a monthly rent of $6 for a period of 1-7 years from July 1, 2011.

Organization and description of business (Acquisition of Honesty Group Holdings Limited) (Details)	Dec. 31, 2012	Dec. 31, 2011	Mar. 12, 2010	Mar. 11, 2010	Mar. 31, 2010 Honesty Group [Member]
Business Acquisition [Line Items]
Shares exchange transaction with Honesty Group					14,300,000
Common stock, shares outstanding	17,465,356	17,258,356	16,094,756	5,299,126

Organization and description of business (Disposal of Honesty Group Holdings Limited) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2011 Honesty Group [Member]	May 31, 2012 Honesty Group [Member]	Dec. 31, 2011 Honesty Group [Member]	Nov. 15, 2011 Honesty Group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from sale of subsidiary				$ 76,000
Remaining obligations assumed by purchasers of subsidiary							8,750
Remaining Commitments Assumed By Purchaser Of Subsidiary							14,000
Cash consideration received from sale of Honesty Group					18,734	1,213
Value of purchase deposits offset against total consideration received from sale of Honesty Group							1,772
Value of payables offset against total consideration received from disposal of subsidiary							10,156
Value of goods received offset against total consideration received from disposal of subsidiary					38,397	8,925
Gain from disposal of Honesty Group		$ 127		$ 127

Organization and description of business (Additional Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product Or Service [Line Items]
Revenues	$ 166,701	$ 313,136	$ 204,683
TCL Brand Products [Member]
Product Or Service [Line Items]
Revenues	$ 3,588

Accounting policies (Schedule of Consolidated Subsidiaries) (Details)	Dec. 31, 2012
SGOCO International [Member]
Entity Information [Line Items]
Ownership percentage	100.00%
SGOCO Fujian [Member]
Entity Information [Line Items]
Ownership percentage	100.00%
Beijing SGOCO [Member]
Entity Information [Line Items]
Ownership percentage	100.00%
SGO [Member]
Entity Information [Line Items]
Ownership percentage	100.00%

Accounting policies (Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Leasehold Improvements [Member]
Plant and equipment [Line Items]
Estimated Useful Life	Over the lease term
Machinery equipment [Member] | Minimum [Member]
Plant and equipment [Line Items]
Estimated Useful Life	5 years
Machinery equipment [Member] | Maximum [Member]
Plant and equipment [Line Items]
Estimated Useful Life	10 years
Vehicles and office equipment [Member]
Plant and equipment [Line Items]
Estimated Useful Life	5 years

Accounting policies (Schedule of Fair Value of Financial Instruments) (Details) (Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant derivative liability	$ 18	$ 93
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant derivative liability	12	63
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant derivative liability	6	30
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant derivative liability

Accounting policies (Additional Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Accounting policies [Abstract]
Short-term loan	$ 6,230
Shipping and handling	327	392	334
Research and development costs	244	319	118
Percentage of accounts receivable outstanding greater then 90 days of the balance sheet that have been subsequently collected				77.00%
Foreign currency translation
Balance sheet, excluding equity, foreign currency translation	6.29	6.3
Income and cash flow statement foreign currency translation	6.31	6.46	6.76
Grant revenue received from PRC municipal government		$ 973	$ 1,193

Business acquisition (Acquisition of Honesty Group Holdings Limited) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 12, 2010	Mar. 11, 2010	Mar. 31, 2010 Honesty Group [Member]	Dec. 31, 2010 Honesty Group [Member]	Mar. 12, 2010 Honesty Group [Member]
Business Acquisition [Line Items]
Shares exchange transaction with Honesty Group						14,300,000
Common stock, shares outstanding	17,465,356	17,258,356		16,094,756	5,299,126
The total percentage of shares owned by acquired company's shareholders after equity exchange								88.90%
Amount retained in trust fund in connection with initial public offering.								$ 5,400,000
Acquisition-related costs incurred to affect the recapitalization								1,700,000
Total acquisition related costs recorded							1,000,000
Total number of shares placed into escrow under share exchange agreement								5,800,000
Total number of shares to be released from escrow if income from existing operations from the Company's existing operation for the fiscal year of 2010 exceeds $15 million excluding the cost incurred in connection with the acquisition.								5,000,000
Total number of shares to be released from escrow if income from existing operations from the Company's existing operation for the fiscal year of 2011 exceeds $20 million excluding the cost incurred in connection with the acquisition								800,000
Total shares to be released from escrow if the Company fails to meet the target for the fiscal year of 2010 but meets the target for the fiscal year of 2011								5,800,000
Total number of Sponsor's shares issued and outstanding prior to share exchange								1,059,826
Total number of Sponsor's shares issued and outstanding prior to share exchange that were returned								124,738
Total number of Sponsor's shares issued and outstanding prior to share exchange that were placed in escrow								766,823
Total number of Sponsor's shares remaining issued and outstanding								168,265
Total number of public shareholder's shares issued and outstanding prior to share exchange, repurchased and retired value								17,286,000
Total number of public shareholder's ordinary shares redeemed								1,232,139
Total number of public shareholder's shares issued and outstanding prior to share exchange								4,239,300
Total number of public shareholder's shares issued and outstanding prior to share exchange, repurchased and retired								2,147,493
Value of public shareholder's ordinary shares redeemed								$ 9,838,000
Number of outstanding shares held by public shareholders after closing								859,668
Number of shares outstanding held by public shareholders								1,027,933
Number of shares that were no longer subject to cancellation and were included in the calculation of basic earnings per share computation	5,800,000	5,000,000
Number of shares owned by sponsors that were no longer subject to cancellation and were included in the calculation of basic earnings per share computation	361,327	20,517	340,810
Number of shares owned by owners of subsidiary that were no longer subject to cancellation and were included in the calculation of basic earnings per share computation		800,000	5,000,000

Accounts receivable, trade (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, trade [Abstract]
Accounts receivable, net	$ 59,355	$ 19,680
Write-off of delinquent accounts receivable		$ 191	$ 1,947

Other receivables and prepayments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other receivables and prepayments [Abstract]
Value added tax and miscellaneous tax recoverable		$ 551
Other prepayments	169	206
Other receivables and prepayments	$ 169	$ 757

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Finished goods	$ 5,725	$ 1,864

Advances to Honesty Group and suppliers (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Advances To Honesty Group And Suppliers [Abstract]
Advances to Honesty Group	$ 9,408
Advances to suppliers	19,103	4,609
Advances to Honesty Group and suppliers	$ 28,511	$ 4,609

Plant and equipment, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 546	$ 434
Less: accumulated depreciation	(285)	(216)
Plant and equipment, net	261	218
Depreciation	69	1,369	1,506
Interest expense capitalized into construction in progress		8	254
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	29
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	436	434
Vehicles and office equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 81

Debt and credit facilities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt and credit facilities [Abstract]
Interest expense	$ 61	$ 2,082	$ 1,275
Short-term debt, interest rate range minimum	1.80%
Short-term debt, interest rate range minimum	2.20%
Receivables financing facilities, due for repayment within 4 months	$ 6,230

Warrant derivative liability (Public warrants) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2008 Public Warrants [Member]	Dec. 31, 2011 Public Warrants [Member]	Dec. 31, 2012 Public Warrants [Member]	Dec. 31, 2010 Public Warrants [Member]
Warrant Activity [Line Items]
Public Offering units sold					4,239,300
Per unit selling price	$ 5	$ 5			$ 8
Warrants outstanding	892,421	2,162,694	892,421	892,421		598,850	598,850	1,566,027
Warrants redeemed					2,673,273
Warrant redemption price per share					$ 0.5
Warrants repurchased				1,270,273		967,177
Warrants repurchased, value						$ 361
Warrants repurchased, average price per share						$ 0.37
Exercise price of warrant issued						8
Warrant, cap price						11.5
Warrant exercise price per share, after price cap exceeded						$ 0.01
Quoted market price per share						$ 0.02

Warrant derivative liability (Sponsors warrants) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2008 Sponsor Warrants [Member]	Dec. 31, 2011 Sponsor Warrants [Member]	Dec. 31, 2012 Sponsor Warrants [Member]	Dec. 31, 2010 Sponsor Warrants [Member]
Warrant Activity [Line Items]
Warrants issued in private offering to the "Sponsors"				1,550,000
Warrants forfeited				1,300,000
Warrants transferred to equity firm				250,000
Exercise price of warrant issued					8
Warrant, cap price					11.5
Warrant exercise price per share, after price cap exceeded					$ 0.01
Warrants repurchased		1,270,273			250,000
Warrants repurchased, value					$ 125,000
Warrants repurchased, average price per share					$ 0.5
Warrants outstanding	892,421	892,421	2,162,694				250,000

Warrant derivative liability (Unit options) (Details) (USD $)	1 Months Ended			12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Mar. 31, 2008 Unit Options [Member]	Dec. 31, 2012 Unit Options [Member]	Mar. 31, 2008 Public Warrants [Member]	Dec. 31, 2011 Public Warrants [Member]
Warrant Activity [Line Items]
Granted			280,000
Per unit selling price	$ 5	$ 5	$ 10		$ 8
Exercise price of warrant issued				9.98		8
Quoted market price per share				$ 0.00001		$ 0.02
Estimated warrant exercise price				$ 1.14
Estimated warrant market price per share				$ 0.02
Expected volatility				49.00%
Risk-free interest rate				0.18%

Warrant derivative liability (Underwriters warrants) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Underwriter Warrants [Member]	Dec. 31, 2012 Underwriter Warrants [Member]	Dec. 31, 2011 Underwriter Warrants [Member]	Dec. 31, 2011 Public Warrants [Member]	Dec. 31, 2012 Public Warrants [Member]	Dec. 31, 2010 Public Warrants [Member]	Mar. 31, 2008 Unit Options [Member]	Dec. 31, 2012 Unit Options [Member]		Dec. 31, 2011 Unit Options [Member]		Dec. 31, 2010 Unit Options [Member]
Warrant Activity [Line Items]
Option to purchase warrants, value				$ 66,667
Granted										280,000
Warrants repurchased		1,270,273				53,096	967,177							[1]
Warrants repurchased, value							361
Warrants repurchased, average price per share						$ 0.5	$ 0.37
Warrants outstanding	892,421	892,421	2,162,694	66,667	13,571	13,571	598,850	598,850	1,566,027		280,000	[1]	280,000	[1]	280,000	[1]
Estimated warrant exercise price					$ 6						$ 1.14
Estimated warrant market price per share					$ 1.14						$ 0.02
Expected volatility					49.00%						49.00%
Risk-free interest rate					0.36%						0.18%
Warrants fair value					1			12			5
Change in fair value of warrant derivative liability	$ 75	$ 925	$ (287)

[1]	Each unit option includes one ordinary share and one ordinary share warrant.

Warrant derivative liability (Warrant activity) (Details)	12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Public Warrants [Member]	Dec. 31, 2012 Public Warrants [Member]	Mar. 31, 2008 Sponsor Warrants [Member]	Dec. 31, 2011 Sponsor Warrants [Member]	Dec. 31, 2012 Sponsor Warrants [Member]	Mar. 31, 2008 Unit Options [Member]	Dec. 31, 2011 Unit Options [Member]		Dec. 31, 2012 Unit Options [Member]		Dec. 31, 2011 Underwriter Warrants [Member]	Dec. 31, 2012 Underwriter Warrants [Member]
Warrant Activity [Line Items]
Outstanding	892,421	2,162,694	1,566,027	598,850		250,000			280,000	[1]	280,000	[1]	66,667	13,571
Granted								280,000
Warrants forfeited					1,300,000
Warrants repurchased		1,270,273	967,177			250,000				[1]			53,096
Outstanding	892,421	892,421	598,850	598,850					280,000	[1]	280,000	[1]	13,571	13,571

[1]	Each unit option includes one ordinary share and one ordinary share warrant.

Other payables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt and credit facilities [Abstract]
Accrued professional fees		$ 68
Accrued transportation expenses	70	34
Others	165	151
Other taxes payable	144	91
Other Payables	$ 379	$ 344

Capital transactions (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended						1 Months Ended
	Dec. 31, 2012	Jan. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 12, 2010	Mar. 09, 2010	Jan. 29, 2008	Mar. 31, 2010 Honesty Group [Member]	Mar. 12, 2010 Honesty Group [Member]
Preferred stock
Preferred stock, shares authorized	1,000,000			1,000,000	1,000,000				1,000,000
Preferred stock, issued
Business Acquisition [Line Items]
Shares exchange transaction with Honesty Group										14,300,000
Total number of shares placed into escrow under share exchange agreement											5,800,000
Total number of Sponsor's shares issued and outstanding prior to share exchange that were placed in escrow											766,823
Ordinary shares to the Company's shareholders before the completion of Share Exchange											1,794,756
Proceeds from shares issuance			$ 5,300			$ 5,595
Equity issuance, price per share	$ 5		$ 5
Shares issued for secondary offering (in shares)			1,333,333
Ordinary shares issued to independent directors		207,000
Share-based compensation				273
Number of ordinary shares that can be sold under put option agreement								250,000
Price per share of ordinary shares that can be sold under put option agreement								$ 8
Put option derivative liability							$ 2,000

Statutory reserve (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Reserves [Abstract]
Appropriations To Statutory Reserves	$ 347	$ 2,131	$ 2,274

Income taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes [Abstract]
Undistributed earnings of PRC subsidiaries	$ 3,966,000
Income tax expense on the Sale of Honesty Group		5,363,000
Other tax expense	3,000,000	1,100,000	1,900,000
Net operating loss carry forwards	$ 248,000
Operating loss carry forwards, expiration dates	expire in various years through 2030

Income taxes (Schedule of effective tax rate) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income taxes [Abstract]
U.S. Statutory rates	34.00%		34.00%		34.00%
Foreign income not recognized in USA	(34.00%)		(34.00%)		(34.00%)
China income taxes	25.00%		25.00%		25.00%
Impact of tax rate in other jurisdiction	(3.00%)
Tax exemption			(12.50%)		(12.50%)
Tax on disposal of Honesty Group		[1]	21.20%	[1]		[1]
Other	12.00%	[2]	0.50%	[2]	2.50%	[2]
Effective income taxes	34.00%		34.20%		15.00%

[1]	According to the Circular on the State Administration of Taxation on Strengthening the Management of EIT Collection of Proceeds from Equity Transfers by Non-Resident Enterprises (Guoshuihan [2009] No. 698) ("Circular 698"), a non-PRC Tax Resident Enterprise is subject to the PRC EIT on the taxable gain arising from a sale of transfer of any intermediate offshore company which directly or indirectly holds an interest, including any assets, subsidiaries, or other forms of business operations, in the PRC at a rate of 10%, or otherwise stipulated in an applicable tax treaty or arrangement. Circular 698 applies to all transactions conducted on or after January 1, 2008. As such, included in the income tax expense for the year ended December 31, 2011 was an amount of $5,363 on the Sale of Honesty Group. The amount remained unpaid as of the date of this Annual Report. The Company has already submitted relevant documents to the PRC tax bureau regarding the Sales of Honesty Group.
[2]	There were no other material items affecting the effective income tax for the years ended December 31, 2012, 2011 and 2010 except for the expense incurred by holding company incorporated in the Cayman Islands where there is no tax. The 12.0%, 0.5% and 2.5% for the years ended December 31, 2012, 2011 and 2010 included expenses incurred by SGOCO and Honesty Group of approximately $3.0 million, $1.1 million and $1.9 million, respectively.

Income taxes (Components of Deferred Income Tax Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Net operating loss carry-forward	$ 84
Less: Valuation allowance	(84)
Deferred income tax assets, net

Enterprise-wide geographic reporting (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues by geographic area
Revenue from external customers by geographic areas	$ 166,701	$ 313,136	$ 217,301
International [Member]
Revenues by geographic area
Revenue from external customers by geographic areas	22,824	36,850	31,196
Percentage of revenue from geographic area	14.00%
China [Member]
Revenues by geographic area
Revenue from external customers by geographic areas	$ 143,877	$ 276,286	$ 186,105
Hong Kong [Member]
Revenues by geographic area
Percentage of revenue from geographic area	99.90%
Unites States [Member]
Revenues by geographic area
Percentage of revenue from geographic area	0.10%

Related party and shareholder transactions (Revenues - related parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Revenues - related parties			$ 12,618
BORO [Member]
Related Party Transaction [Line Items]
Revenues - related parties			5,482
Mosview [Member]
Related Party Transaction [Line Items]
Revenues - related parties			$ 7,136

Related party and shareholder transactions (Purchase - related parties) (Details) (Mosview [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mosview [Member]
Related Party Transaction [Line Items]
Purchase - related parties			$ 7,256

Related party and shareholder transactions (Short-term loan - shareholder) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Short-term loan - shareholder	$ 209	$ 209
Sun Zone Investments Limited [Member]
Related Party Transaction [Line Items]
Short-term loan - shareholder	$ 209	$ 209

Earnings per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the basic and diluted earnings per share computation:
Net income for earnings per share	$ 4,213	$ 16,619	$ 19,932
Basic	17,059,575	16,086,598	9,354,186
Dilutive effect of release of escrowed shares		201,644	1,335,202
Dilutive effect of warrants and put options			16,569
Weighted average shares used in diluted computation	17,059,575	16,288,242	10,705,957
Basic	$ 0.25	$ 1.03	$ 2.13
Diluted	$ 0.25	$ 1.02	$ 1.86
Number of shares that were no longer subject to cancellation and were included in the calculation of basic earnings per share computation	5,800,000	5,000,000
Number of shares owned by owners of subsidiary that were no longer subject to cancellation and were included in the calculation of basic earnings per share computation		800,000	5,000,000
Number of shares owned by sponsors that were no longer subject to cancellation and were included in the calculation of basic earnings per share computation	361,327	20,517	340,810
Number of shares owned by sponsors remaining in escrow and were therefore not included in the calculation of basic earnings per share computation	405,496

Commitments and contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and contingencies [Abstract]
Capital contributions payment due in less than 1 year	$ 1,949	[1]
Capital contributions payment due in 1-3 years		[1]
Capital contributions payment due in 3-5 years		[1]
Capital contributions payment due more than 5 years		[1]
Capital contributions payments, total	1,949	[1]
Short-term loans, due in less than 1 year	6,230
Short-term loans	6,230
Operating lease obligations - Honesty Group payment due in less than 1 year	105	[2]
Operating lease obligations - Honesty Group payment due in 1-3 years	161	[2]
Operating lease obligations - Honesty Group payment due in 3-5 years	137	[2]
Operating lease obligations - Honesty Group payment due more than 5 Years		[2]
Operating lease obligations - Honesty Group, total	403	[2]
Other operating lease obligations due in less than 1 year	211
Other operating lease obligations due in 1-3 years	100
Other operating lease obligations due in 3-5 years
Other operating lease obligations due more than 5 years
Other operating lease obligations, total	311
Total contractual obligations due in less than 1 year	8,495
Total contractual obligations due in 1-3 years	261
Total contractual obligations due in 3-5 years	137
Total contractual obligations due in more than 5 years
Total contractual obligations due	$ 8,893

[1]	The registered capital of SGOCO (Fujian) and Beijing SGOCO are $2,200 and $500, respectively. As of December 31, 2012, SGOCO International had paid capital of $450 and $301 to SGOCO (Fujian) and Beijing SGOCO, respectively. SGOCO International is obligated to pay up the remaining capital contribution obligations within two years of the date of issuance of each subsidiary's business license according to PRC registration capital management rules.
[2]	Lease obligations for our office premises, warehouses, computer and other hardware. Following the Sale of Honesty Group, the Company rents from Honesty Group 3,000 square meters for office premises, warehouses and staff dormitory in Fujian at a monthly rent of $6 for a period of 1-7 years from July 1, 2011.

Commitments and contingencies (Parenthetical) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Monthly rent expense to Honesty Group	$ 6
SGOCO (Fujian) [Member]
Entity Information [Line Items]
Registered capital	2,200
Registered capital paid to subsidiary	450
Beijing Sgoco [Member]
Entity Information [Line Items]
Registered capital	500
Registered capital paid to subsidiary	$ 301

Concentration of risks (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Revenues	$ 166,701	$ 313,136	$ 204,683
Accounts receivable, net	59,355	19,680
Accounts payable, trade	12,038	4,609
Deposits in excess of insured limits	11,358	509
Advances to Honesty Group	9,408
Major Customer One And Two [Member]
Concentration Risk [Line Items]
Accounts receivable, net		6,412	24,843
Major Customer One Two And Three [Member]
Concentration Risk [Line Items]
Accounts receivable, net	19,406
Major Vendor One [Member]
Concentration Risk [Line Items]
Accounts payable, trade	1,961		10
Sales Revenue [Member] | Major Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.00%	19.00%	19.00%
Sales Revenue [Member] | Major Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	12.00%	16.00%
Sales Revenue [Member] | Major Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Sales Revenue [Member] | Major Customer One And Two [Member]
Concentration Risk [Line Items]
Revenues		96,741	76,052
Concentration risk percentage		31.00%	35.00%
Sales Revenue [Member] | Major Customer One Two And Three [Member]
Concentration Risk [Line Items]
Revenues	$ 61,547
Concentration risk percentage	37.00%
Accounts Payable [Member] | Major Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	77.00%	23.00%	15.00%

Subsequent events (Details) (USD $)	1 Months Ended
	Jan. 31, 2012	Mar. 31, 2013 Issuance of Equity [Member] Director [Member]
Subsequent Event [Line Items]
Ordinary shares issued to independent directors	207,000	80,000
Grant date fair value for ordinary shares issued to independent directors		$ 1.23